UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-1629
RiverSource Dimensions Series, Inc.
(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
(Address of principal executive offices)          (Zip code)
Scott R. Plummer – 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: July 31
Date of reporting period: January 31, 2011

Item 1. Reports to Stockholders.
Semiannual Report

Semiannual Report

RiverSource Disciplined Small
and Mid Cap Equity Fund

Semiannual Report for the Period Ended
January 31, 2011

RiverSource Disciplined Small and Mid Cap Equity Fund seeks to provide shareholders with long-term capital growth.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	3

Fund Expenses Example	8

Portfolio of Investments	11

Statement of Assets and Liabilities	25

Statement of Operations	27

Statements of Changes in Net Assets	28

Financial Highlights	29

Notes to Financial Statements	35

Proxy Voting	51

Results of Meeting of Shareholders	51

In August 2010, the Board of Directors of RiverSource Disciplined Small and Mid Cap Equity Fund (the “Fund”) approved a proposal to merge the Fund with and into Columbia Mid Cap Value Fund. The merger is expected to be a tax-free reorganization for U.S. federal income tax purposes. More information about the Columbia Mid Cap Value Fund and the definitive terms of the merger is included in proxy materials mailed to shareholders who owned shares of the Fund on Dec. 17, 2010. The proposal was approved at a meeting of shareholders held on Feb. 15, 2011, and the merger is expected to take place before the end of the second quarter of 2011. For more information, see “Results of Meetings of Shareholders.”

See the Fund’s prospectus for risks associated with investing in the Fund.

2  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

FUND SUMMARY

>	RiverSource Disciplined Small and Mid Cap Equity Fund (the Fund) Class A shares gained 21.46% (excluding sales charge) for the six months ended Jan. 31, 2011.

>	The Fund underperformed its benchmark, the Russell 2500® Index, which rose 22.03% for the six-month period.

>	The Fund also underperformed the Lipper Mid-Cap Core Funds Index, representing the Fund’s peer group, which advanced 21.87%, for the same period.

ANNUALIZED TOTAL RETURNS (for period ended Jan. 31, 2011)

Since
inception
	6 months*	1 year	3 years	5/18/06
RiverSource Disciplined Small and Mid Cap Equity Fund Class A (excluding sales charge)	+21.46%	+31.19%	+2.00%	-0.91%

Russell 2500 Index(1) (unmanaged)	+22.03%	+32.86%	+5.13%	+4.21%

Lipper Mid-Cap Core Funds Index(2) (unmanaged)	+21.87%	+29.79%	+4.79%	+4.83%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT  3

Your Fund at a Glance (continued)

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1)	The Russell 2500 Index, an unmanaged index, measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 16% of the total market capitalization of the Russell 3000 Index. The index reflects reinvestment of all distributions and changes in market prices.
(2)	The Lipper Mid-Cap Core Funds Index includes the 30 largest mid-cap core funds tracked by Lipper Inc. The index’s returns include net reinvested dividends. The Fund’s performance is currently measured against this index for purposes of determining the performance incentive adjustment.

4  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS

at Jan. 31, 2011
				Since
Without sales charge	6 months*	1 year	3 years	inception
Class A (inception 5/18/06)	+21.46%	+31.19%	+2.00%	-0.91%

Class B (inception 5/18/06)	+20.94%	+30.15%	+1.21%	-1.68%

Class C (inception 5/18/06)	+21.08%	+30.30%	+1.25%	-1.67%

Class I (inception 5/18/06)	+21.80%	+31.91%	+2.48%	-0.50%

Class R4 (inception 5/18/06)	+21.52%	+31.44%	+2.26%	-0.66%

Class W (inception 12/1/06)	+21.41%	+31.19%	+2.01%	-1.81%

With sales charge
Class A (inception 5/18/06)	+14.47%	+23.64%	+0.01%	-2.15%

Class B (inception 5/18/06)	+15.94%	+25.15%	+0.23%	-2.10%

Class C (inception 5/18/06)	+20.08%	+29.30%	+1.25%	-1.67%

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 5.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. Class I, Class R4 and Class W shares are not subject to sales charges and have limited eligibility. See the Fund’s prospectus for details.

*	Not annualized.

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT  5

Your Fund at a Glance (continued)

MORNINGSTAR STYLE BOXtm

The Morningstar Style Boxtm is based on the fund’s portfolio holdings as of period end. The vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2011 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

6  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT

SECTOR BREAKDOWN(1) (at Jan. 31, 2011)

Consumer Discretionary	13.8%

Consumer Staples	2.7

Energy	7.4

Financials	19.6

Health Care	10.7

Industrials	13.9

Information Technology	16.1

Materials	6.6

Telecommunication Services	1.1

Utilities	5.1

Other(2)	3.0

(1)	Sectors can be comprised of several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.
(2)	Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1) (at Jan. 31, 2011)

Lear Corp.	1.6%

Domtar Corp.	1.6

DST Systems, Inc.	1.4

Apartment Investment & Management Co., Class A	1.4

TICC Capital Corp.	1.3

Ryder System, Inc.	1.3

United Rentals, Inc.	1.3

Hill-Rom Holdings, Inc.	1.3

Reinsurance Group of America, Inc.	1.3

Oceaneering International, Inc.	1.3

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT  7

Fund Expenses Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until Jan. 31, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Direct expenses paid during the period” to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading “Direct and indirect expenses paid during the period.”

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT

					Direct and
			Direct		indirect
	Beginning	Ending	expenses		expenses
	account value	account value	paid during		paid during
	Aug. 1, 2010	Jan. 31, 2011	the period(a)		the period(b)
Class A

Actual(c)	$1,000	$1,214.60	$7.69	(d)	$8.25	(d)

Hypothetical (5% return before expenses)	$1,000	$1,018.40	$7.01	(d)	$7.52	(d)

Class B

Actual(c)	$1,000	$1,209.40	$11.87	(d)	$12.43	(d)

Hypothetical (5% return before expenses)	$1,000	$1,014.60	$10.82	(d)	$11.33	(d)

Class C

Actual(c)	$1,000	$1,210.80	$11.77	(d)	$12.33	(d)

Hypothetical (5% return before expenses)	$1,000	$1,014.70	$10.72	(d)	$11.23	(d)

Class I

Actual(c)	$1,000	$1,218.00	$5.00		$5.56

Hypothetical (5% return before expenses)	$1,000	$1,020.83	$4.56		$5.07

Class R4

Actual(c)	$1,000	$1,215.20	$7.02		$7.58

Hypothetical (5% return before expenses)	$1,000	$1,019.01	$6.40		$6.91

Class W

Actual(c)	$1,000	$1,214.10	$7.63	(d)	$8.19	(d)

Hypothetical (5% return before expenses)	$1,000	$1,018.45	$6.96	(d)	$7.47	(d)

Annualized Expense Ratios

	Fund’s	Acquired fund	Total Fund and
	annualized	(underlying fund)	acquired fund fees
	expense ratio	fees and expenses	and expenses
Class A	1.37%	.10%	1.47%

Class B	2.12%	.10%	2.22%

Class C	2.10%	.10%	2.20%

Class I	.89%	.10%	.99%

Class R4	1.25%	.10%	1.35%

Class W	1.36%	.10%	1.46%

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT  9

Fund Expenses Example (continued)

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).
(b)	Expenses are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).
(c)	Based on the actual return for the six months ended Jan. 31, 2011: +21.46% for Class A, +20.94% for Class B, +21.08% for Class C, +21.80% for Class I, +21.52% for Class R4 and +21.41% for Class W.
(d)	Columbia Management Investment Advisers, LLC (the Investment Manager) and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Sept. 30, 2011, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.39% for Class A, 2.14% for Class B, 2.14% for Class C and 1.39% for Class W. Any amounts waived will not be reimbursed by the Fund.
This change was effective Oct. 1, 2010. Had this change been in place for the entire six month period ended Jan. 31, 2011, the actual direct expenses paid would have been $7.75 for Class A, $11.93 for Class B, $11.88 for Class C and $7.69 for Class W; the hypothetical direct expenses paid would have been $7.06 for Class A, $10.87 for Class B, $10.82 for Class C and $7.01 for Class W. Additionally, had this change been in place for the entire six month period ended Jan. 31, 2011, the actual direct and indirect expenses paid would have been $8.31 for Class A, $12.49 for Class B, $12.44 for Class C and $8.25 for Class W; the hypothetical direct and indirect expenses paid would have been $7.57 for Class A, $11.38 for Class B, $11.33 for Class C and $7.52 for Class W.

10  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT

Portfolio of Investments

Jan. 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Investments in Securities

Common Stocks (97.1%)
Issuer	Shares		Value(a)

Aerospace & Defense (0.2%)
Astronics Corp.	4,400	(b,d)	$101,640
Ceradyne, Inc.	401	(b,d)	14,207
Cubic Corp.	1,400		68,250
LMI Aerospace, Inc.	3,300	(b)	61,793

Total			245,890

Air Freight & Logistics (—%)
Atlas Air Worldwide Holdings, Inc.	1,210	(b)	61,480

Airlines (0.9%)
Alaska Air Group, Inc.	5,304	(b)	314,209
Hawaiian Holdings, Inc.	36,341	(b,d)	268,560
U.S. Airways Group, Inc.	8,900	(b,d)	88,288
United Continental Holdings, Inc.	24,760	(b)	628,904

Total			1,299,961

Auto Components (4.0%)
American Axle & Manufacturing Holdings, Inc.	10,400	(b,d)	148,720
Autoliv, Inc.	13,331	(c,d)	1,023,821
Cooper Tire & Rubber Co.	16,254	(d)	371,566
Dana Holding Corp.	5,400	(b)	96,768
Exide Technologies	22,900	(b)	220,069
Fuel Systems Solutions, Inc.	10,200	(b)	265,506
Lear Corp.	20,500	(b)	2,165,415
Tenneco, Inc.	10,857	(b,d)	448,720
TRW Automotive Holdings Corp.	12,359	(b)	737,338

Total			5,477,923

Beverages (0.3%)
Boston Beer Co., Inc., Class A	4,300	(b,d)	387,043

Biotechnology (0.6%)
Cephalon, Inc.	3,516	(b,d)	207,725
Myriad Genetics, Inc.	34,100	(b,d)	680,636

Total			888,361

Building Products (0.3%)
AAON, Inc.	15,100	(d)	406,643

Capital Markets (2.0%)
Arlington Asset Investment Corp.	4,700	(d)	118,252
Gladstone Capital Corp.	9,900	(d)	104,346
Internet Capital Group, Inc.	41,700	(b)	507,906
LaBranche & Co., Inc.	800	(b,d)	3,008
MCG Capital Corp.	36,000	(d)	244,800
MVC Capital, Inc.	649	(d)	9,034
TICC Capital Corp.	143,700	(d)	1,766,073

Total			2,753,419

Chemicals (2.8%)
Albemarle Corp.	5,000		280,800
Cabot Corp.	1,838		79,494
Eastman Chemical Co.	4,028		374,040
Hawkins, Inc.	6,800		267,036
Lubrizol Corp.	3,245		348,708
Minerals Technologies, Inc.	21,000		1,323,420
NewMarket Corp.	6,361	(d)	806,956
Stepan Co.	2,449	(d)	177,601
Valspar Corp.	5,500	(d)	205,535
Westlake Chemical Corp.	1,600		61,952

Total			3,925,542

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT  11

Portfolio of Investments (continued)

Common Stocks (continued)
Issuer	Shares		Value(a)

Commercial Banks (1.8%)
Cathay General Bancorp	4,100	(d)	$70,971
Huntington Bancshares, Inc.	84,100		608,884
International Bancshares Corp.	75,598	(d)	1,434,094
Republic Bancorp, Inc., Class A	10,100	(d)	192,809
TowneBank	10,086	(d)	150,281

Total			2,457,039

Commercial Services & Supplies (0.7%)
Consolidated Graphics, Inc.	3,220	(b,d)	161,161
Deluxe Corp.	6,700	(d)	163,815
Kimball International, Inc., Class B	24,290	(d)	163,593
RR Donnelley & Sons Co.	15,890		281,571
U.S. Ecology, Inc.	7,900		133,194

Total			903,334

Communications Equipment (0.6%)
Acme Packet, Inc.	1,200	(b,d)	64,536
Plantronics, Inc.	13,793		488,273
Tellabs, Inc.	47,291		250,642

Total			803,451

Computers & Peripherals (0.9%)
Lexmark International, Inc., Class A	22,384	(b)	779,859
QLogic Corp.	6,100	(b)	108,641
Synaptics, Inc.	12,000	(b,d)	341,520

Total			1,230,020

Construction & Engineering (2.1%)
Chicago Bridge & Iron Co. NV	5,600	(b,c)	184,184
Great Lakes Dredge & Dock Corp.	116,600		968,946
KBR, Inc.	52,245		1,677,065

Total			2,830,195

Consumer Finance (1.6%)
Credit Acceptance Corp.	1,800	(b)	101,790
Discover Financial Services	31,881		656,430
Nelnet, Inc., Class A	63,400		1,421,428

Total			2,179,648

Containers & Packaging (1.1%)
Ball Corp.	20,500		1,458,165

Diversified Consumer Services (1.4%)
Bridgepoint Education, Inc.	27,800	(b,d)	507,628
Lincoln Educational Services Corp.	5,200	(d)	78,520
Pre-Paid Legal Services, Inc.	15,019	(b,d)	988,851
Sotheby’s	9,217		371,445

Total			1,946,444

Diversified Telecommunication Services (0.1%)
Qwest Communications International, Inc.	14,846		105,852

Electric Utilities (3.1%)
DPL, Inc.	57,500		1,505,350
Edison International	33,227		1,205,476
El Paso Electric Co.	49,900	(b,d)	1,344,805
Pinnacle West Capital Corp.	3,400		138,414
Portland General Electric Co.	4,100		91,594

Total			4,285,639

Electrical Equipment (0.3%)
AMETEK, Inc.	8,850		360,903
Brady Corp., Class A	2,700	(d)	88,425

Total			449,328

See accompanying Notes to Portfolio of Investments.

12  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT

Common Stocks (continued)
Issuer	Shares		Value(a)

Electronic Equipment, Instruments & Components (3.1%)
Anixter International, Inc.	13,027	(d)	$824,218
Electro Rent Corp.	20,600		304,056
Fabrinet	2,800	(b,c)	67,060
Insight Enterprises, Inc.	1,281	(b,d)	17,832
Littelfuse, Inc.	8,894	(d)	456,084
Power-One, Inc.	79,900	(b,d)	854,930
Richardson Electronics Ltd.	5,100		65,994
Vishay Intertechnology, Inc.	98,300	(b,d)	1,621,950

Total			4,212,124

Energy Equipment & Services (1.4%)
Oceaneering International, Inc.	21,800	(b)	1,683,614
PHI, Inc.	3,900	(b)	80,418
SEACOR Holdings, Inc.	1,858		196,372

Total			1,960,404

Food & Staples Retailing (0.6%)
BJ’s Wholesale Club, Inc.	7,123	(b,d)	312,985
Casey’s General Stores, Inc.	2,100		89,229
Ruddick Corp.	14,369	(d)	484,235

Total			886,449

Food Products (0.4%)
Cal-Maine Foods, Inc.	8,223	(d)	233,204
Fresh Del Monte Produce, Inc.	14,503	(c,d)	383,605

Total			616,809

Gas Utilities (1.3%)
Chesapeake Utilities Corp.	3,000	(d)	117,300
Energen Corp.	3,212		179,551
Questar Corp.	6,310		109,983
UGI Corp.	45,600		1,429,560

Total			1,836,394

Health Care Equipment & Supplies (2.1%)
Cyberonics, Inc.	20,500	(b)	671,375
Hill-Rom Holdings, Inc.	42,653	(d)	1,726,167
IDEXX Laboratories, Inc.	6,900	(b,d)	494,730

Total			2,892,272

Health Care Providers & Services (4.5%)
AMERIGROUP Corp.	25,284	(b,d)	1,324,123
Assisted Living Concepts, Inc., Class A	6,300	(b)	207,396
CIGNA Corp.	4,563		191,737
Corvel Corp.	10,000	(b,d)	504,800
Health Management Associates, Inc., Class A	32,400	(b)	294,840
Health Net, Inc.	1,914	(b)	54,606
Humana, Inc.	26,566	(b,e)	1,540,031
LifePoint Hospitals, Inc.	3,000	(b,d)	105,600
Lincare Holdings, Inc.	13,450	(d)	363,823
Magellan Health Services, Inc.	22,468	(b)	1,087,676
The Ensign Group, Inc.	9,100	(d)	219,856
The Providence Service Corp.	23,400	(b)	332,982

Total			6,227,470

Health Care Technology (0.3%)
Computer Programs & Systems, Inc.	7,400		384,060

Hotels, Restaurants & Leisure (0.2%)
Brinker International, Inc.	5,124		120,568
Ruby Tuesday, Inc.	10,900	(b,d)	146,932

Total			267,500

Household Durables (0.4%)
Garmin Ltd.	16,586	(c,d)	511,346

Household Products (0.3%)
Central Garden and Pet Co., Class A	23,200	(b,d)	219,936
Energizer Holdings, Inc.	1,900	(b)	138,206

Total			358,142

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT  13

Portfolio of Investments (continued)

Common Stocks (continued)
Issuer	Shares		Value(a)

Industrial Conglomerates (0.6%)
Raven Industries, Inc.	9,000	(d)	$425,160
Seaboard Corp.	222	(d)	444,444

Total			869,604

Insurance (5.4%)
American Equity Investment Life Holding Co.	43,800	(d)	555,384
Brown & Brown, Inc.	63,800		1,579,688
Delphi Financial Group, Inc., Class A	2,600	(d)	74,828
FBL Financial Group, Inc., Class A	16,300	(d)	453,303
Horace Mann Educators Corp.	2,160		37,325
Meadowbrook Insurance Group, Inc.	33,000	(d)	313,170
Protective Life Corp.	56,847		1,567,272
Reinsurance Group of America, Inc.	29,600		1,703,776
StanCorp Financial Group, Inc.	23,400	(d)	1,043,874
Transatlantic Holdings, Inc.	3,500		180,075

Total			7,508,695

Internet Software & Services (1.2%)
Earthlink, Inc.	51,186	(d)	436,617
j2 Global Communications, Inc.	2,500	(b,d)	69,000
Travelzoo, Inc.	13,100	(b)	615,700
ValueClick, Inc.	40,500	(b,d)	567,405

Total			1,688,722

IT Services (4.7%)
Acxiom Corp.	62,753	(b,d)	1,081,234
Broadridge Financial Solutions, Inc.	7,000		160,230
Convergys Corp.	650	(b,d)	9,256
CSG Systems International, Inc.	48,059	(b)	934,748
DST Systems, Inc.	39,200		1,864,352
Lender Processing Services, Inc.	5,200		165,048
NeuStar, Inc., Class A	4,100	(b)	110,003
Syntel, Inc.	4,200		234,234
TeleTech Holdings, Inc.	45,100	(b,d)	965,591
Total System Services, Inc.	56,100		976,701

Total			6,501,397

Leisure Equipment & Products (1.1%)
Arctic Cat, Inc.	21,100	(b)	338,022
Jakks Pacific, Inc.	19,935	(b,d)	344,676
Polaris Industries, Inc.	4,548	(d)	349,832
Sturm Ruger & Co., Inc.	34,300		511,413

Total			1,543,943

Life Sciences Tools & Services (0.4%)
Dionex Corp.	1,000	(b)	117,980
Mettler-Toledo International, Inc.	2,700	(b,c,d)	402,813

Total			520,793

Machinery (3.9%)
AGCO Corp.	11,567	(b)	586,447
Alamo Group, Inc.	9,200		238,740
CLARCOR, Inc.	2,500	(d)	107,950
Graco, Inc.	5,100	(d)	216,648
IDEX Corp.	4,500		178,470
LB Foster Co., Class A	5,957	(b,d)	236,791
Navistar International Corp.	4,870	(b)	315,820
Oshkosh Corp.	9,000	(b)	341,190
Tennant Co.	7,100	(d)	286,414
The Toro Co.	22,600		1,374,532
Timken Co.	32,830		1,543,666

Total			5,426,668

Marine (0.1%)
Kirby Corp.	3,000	(b,d)	140,220

Media (0.6%)
DISH Network Corp., Class A	31,258	(b)	659,856
Valassis Communications, Inc.	4,700	(b,d)	142,598

Total			802,454

Metals & Mining (0.3%)
Walter Energy, Inc.	2,948		384,036

See accompanying Notes to Portfolio of Investments.

14  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT

Common Stocks (continued)
Issuer	Shares		Value(a)

Multiline Retail (0.6%)
Big Lots, Inc.	1,249	(b,d)	$39,706
Dillard’s, Inc., Class A	15,297	(d)	607,597
Retail Ventures, Inc.	7,900	(b,d)	119,132

Total			766,435

Multi-Utilities (0.7%)
Alliant Energy Corp.	18,000		668,880
OGE Energy Corp.	5,400		247,806

Total			916,686

Office Electronics (0.1%)
Zebra Technologies Corp., Class A	3,200	(b,d)	124,480

Oil, Gas & Consumable Fuels (5.9%)
Alpha Natural Resources, Inc.	6,100	(b)	327,753
Arch Coal, Inc.	24,800	(d)	849,400
Cimarex Energy Co.	6,484		675,179
Cloud Peak Energy, Inc.	18,200	(b,d)	414,414
International Coal Group, Inc.	63,900	(b,d)	591,075
James River Coal Co.	11,800	(b,d)	265,323
Massey Energy Co.	2,831		177,957
Murphy Oil Corp.	15,309	(e)	1,014,987
Tesoro Corp.	13,700	(b)	263,725
VAALCO Energy, Inc.	75,500	(b,d)	549,640
W&T Offshore, Inc.	57,700		1,174,194
Whiting Petroleum Corp.	5,986	(b)	755,912
World Fuel Services Corp.	31,163	(d)	1,169,858

Total			8,229,417

Paper & Forest Products (2.5%)
Buckeye Technologies, Inc.	20,000	(d)	503,200
Clearwater Paper Corp.	6,603	(b)	522,165
Domtar Corp.	24,274	(c)	2,134,413
International Paper Co.	558		16,115
KapStone Paper and Packaging Corp.	10,878	(b,d)	185,252
Neenah Paper, Inc.	1,600	(d)	30,816

Total			3,391,961

Personal Products (0.9%)
Herbalife Ltd.	7,100	(c)	463,843
Inter Parfums, Inc.	12,400	(d)	221,216
Nu Skin Enterprises, Inc., Class A	12,353	(d)	371,578
Nutraceutical International Corp.	4,800	(b,d)	66,576
Revlon, Inc., Class A	9,600	(b)	93,504

Total			1,216,717

Pharmaceuticals (2.8%)
Endo Pharmaceuticals Holdings, Inc.	37,289	(b)	1,238,740
Forest Laboratories, Inc.	30,980	(b)	999,415
Impax Laboratories, Inc.	6,668	(b,d)	154,831
Par Pharmaceutical Companies, Inc.	1,881	(b,d)	67,189
Perrigo Co.	9,704	(d)	705,869
Questcor Pharmaceuticals, Inc.	26,215	(b,d)	405,284
Viropharma, Inc.	15,989	(b,d)	262,220

Total			3,833,548

Professional Services (0.3%)
Administaff, Inc.	12,253		347,005

Real Estate Investment Trusts (REITs) (8.2%)
Agree Realty Corp.	9,300	(d)	216,225
American Capital Agency Corp.	38,699		1,110,274
Annaly Capital Management, Inc.	33,171		591,439
Anworth Mortgage Asset Corp.	31,416		215,828
Apartment Investment & Management Co., Class A	72,401		1,850,570
Ashford Hospitality Trust, Inc.	8,500	(b)	82,875
Capstead Mortgage Corp.	41,049	(d)	521,733
CBL & Associates Properties, Inc.	78,652	(d)	1,341,803
Colonial Properties Trust	11,300	(d)	216,847
Duke Realty Corp.	15,400	(d)	210,980
Equity Lifestyle Properties, Inc.	1,200		68,256

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT  15

Portfolio of Investments (continued)

Common Stocks (continued)
Issuer	Shares		Value(a)

Real Estate Investment Trusts (REITs) (cont.)
Extra Space Storage, Inc.	9,960	(d)	$191,531
Glimcher Realty Trust	66,900	(d)	589,389
Hatteras Financial Corp.	3,968	(d)	113,405
Hospitality Properties Trust	42,368		1,053,692
Lexington Realty Trust	18,028	(d)	152,697
MFA Financial, Inc.	135,726		1,108,881
Nationwide Health Properties, Inc.	3,400	(d)	127,670
One Liberty Properties, Inc.	5,100		82,518
Rayonier, Inc.	3,500		207,235
Resource Capital Corp.	9,100	(d)	64,883
Sovran Self Storage, Inc.	3,107	(d)	119,433
Sun Communities, Inc.	24,900	(d)	824,688
The Macerich Co.	6,488	(d)	315,706

Total			11,378,558

Real Estate Management & Development (0.5%)
CB Richard Ellis Group, Inc., Class A	16,611	(b)	368,598
Forest City Enterprises, Inc., Class A	18,500	(b,d)	312,835

Total			681,433

Road & Rail (1.6%)
Amerco, Inc.	2,400	(b,d)	218,424
Hertz Global Holdings, Inc.	18,300	(b,d)	269,193
Ryder System, Inc.	36,500		1,754,920

Total			2,242,537

Semiconductors & Semiconductor Equipment (3.7%)
Atmel Corp.	14,200	(b)	192,268
Cabot Microelectronics Corp.	5,500	(b,d)	248,105
Diodes, Inc.	7,700	(b,d)	198,198
Entegris, Inc.	80,800	(b)	618,120
Fairchild Semiconductor International, Inc.	35,100	(b,d)	624,780
GT Solar International, Inc.	17,400	(b)	192,183
Micrel, Inc.	105,300	(d)	1,409,967
Novellus Systems, Inc.	5,300	(b)	191,171
Photronics, Inc.	39,000	(b,d)	257,010
RF Micro Devices, Inc.	36,700	(b)	246,624
Teradyne, Inc.	44,700	(b,d)	745,596
TriQuint Semiconductor, Inc.	8,600	(b,d)	113,176
Veeco Instruments, Inc.	2,200	(b)	95,172

Total			5,132,370

Software (1.9%)
Blackbaud, Inc.	7,219	(d)	189,788
Cadence Design Systems, Inc.	14,900	(b,d)	129,332
Compuware Corp.	12,400	(b)	132,928
Manhattan Associates, Inc.	31,500	(b,d)	929,564
MICROS Systems, Inc.	4,400	(b)	201,256
MicroStrategy, Inc., Class A	1,067	(b,d)	113,486
Renaissance Learning, Inc.	12,200	(d)	129,442
TIBCO Software, Inc.	35,261	(b)	775,037

Total			2,600,833

Specialty Retail (4.2%)
Aeropostale, Inc.	27,300	(b,d)	658,476
American Eagle Outfitters, Inc.	10,503	(d)	151,873
AnnTaylor Stores Corp.	13,601	(b,d)	300,854
Casual Male Retail Group, Inc.	13,000	(b,d)	54,600
GameStop Corp., Class A	70,200	(b,d)	1,479,114
PetSmart, Inc.	2,279		91,707
Pier 1 Imports, Inc.	16,900	(b,d)	158,353
RadioShack Corp.	4,729	(d)	71,644
Rent-A-Center, Inc.	49,299	(d)	1,466,152
Sally Beauty Holdings, Inc.	17,600	(b,d)	231,616
The Cato Corp., Class A	10,990	(d)	268,596
The Finish Line, Inc., Class A	44,489		684,686
The Men’s Wearhouse, Inc.	998	(d)	26,158
Williams-Sonoma, Inc.	3,391	(d)	109,190

Total			5,753,019

See accompanying Notes to Portfolio of Investments.

16  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT

Common Stocks (continued)
Issuer	Shares		Value(a)

Textiles, Apparel & Luxury Goods (1.4%)
Deckers Outdoor Corp.	14,994	(b,d)	$1,100,410
Fossil, Inc.	6,086	(b)	432,410
The Warnaco Group, Inc.	8,083	(b,d)	412,880
True Religion Apparel, Inc.	2,102	(b,d)	43,196

Total			1,988,896

Tobacco (0.2%)
Universal Corp.	8,686	(d)	329,113

Trading Companies & Distributors (2.9%)
Applied Industrial Technologies, Inc.	49,900		1,579,834
H&E Equipment Services, Inc.	6,809	(b,d)	79,121
MSC Industrial Direct Co., Class A	2,400		142,632
TAL International Group, Inc.	14,800	(d)	462,204
United Rentals, Inc.	64,800	(b,d)	1,726,920

Total			3,990,711

Wireless Telecommunication Services (1.0%)
Telephone & Data Systems, Inc.	5,481	(d)	195,946
USA Mobility, Inc.	67,852		1,158,912

Total			1,354,858

Total Common Stocks
(Cost: $108,307,394)			$133,913,456

Mutual Fund (0.1%)
	Shares		Value(a)

Capital Markets
Kayne Anderson Energy Development Co.	4,800	(d)	$84,720

Total Mutual Fund
(Cost: $70,123)			$84,720

Money Market Fund (3.0%)
	Shares		Value(a)

Columbia Short-Term Cash Fund, 0.218%	4,166,238	(f)	$4,166,238

Total Money Market Fund
(Cost: $4,166,238)			$4,166,238

Investments of Cash Collateral Received
for Securities on Loan (24.1%)
		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)

Asset-Backed Commercial Paper (0.7%)
Rhein-Main Securitisation Ltd.
04-18-11	0.551%	$998,671	$998,671

Certificates of Deposit (2.9%)
Barclays Bank PLC
02-23-11	0.425	1,000,000	1,000,000
Commerzbank AG
02-07-11	0.370	1,000,000	1,000,000
Den Danske Bank
03-04-11	0.330	1,000,000	1,000,000
United Overseas Bank Ltd.
04-18-11	0.390	1,000,000	1,000,000

Total			4,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (20.5%)(g)
Deutsche Bank AG dated 01-31-11, matures 02-01-11, repurchase price
$7,268,233	0.220%	$7,268,189	$7,268,189
Mizuho Securities USA, Inc. dated 01-31-11, matures 02-01-11, repurchase price
$5,000,034	0.250	5,000,000	5,000,000
Nomura Securities dated 01-31-11, matures 02-01-11, repurchase price
$5,000,049	0.350	5,000,000	5,000,000
Pershing LLC dated 01-31-11, matures 02-01-11, repurchase price
$10,000,083	0.300	10,000,000	10,000,000

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT  17

Portfolio of Investments (continued)

Investments of Cash Collateral Received
for Securities on Loan (continued)
	Effective	Principal
Issuer	yield	amount	Value(a)

Repurchase Agreements (cont.)
RBS Securities, Inc. dated 01-31-11, matures 02-01-11, repurchase price
$1,000,010	0.350%	$1,000,000	$1,000,000

Total)			28,268,189

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $33,266,860)			$33,266,860

Total Investments in Securities
(Cost: $145,810,615)(h)			$171,431,274

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Investments in Derivatives

Futures Contracts Outstanding at Jan. 31, 2011

	Number of
	contracts	Notional	Expiration	Unrealized	Unrealized
Contract description	long (short)	market value	date	appreciation	depreciation
E-Mini S&P MidCap 400 Index	22	$2,030,820	March 2011	$10,786	$—
Russell 2000 Mini Index	26	2,028,520	March 2011	—	(19,064)

Total				$10,786	$(19,064)

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Jan. 31, 2011, the value of foreign securities, excluding short-term securities, represented 3.75% of net assets.

(d)	At Jan. 31, 2011, security was partially or fully on loan. See Note 7 to the financial statements.

18  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

(e)	At Jan. 31, 2011, investments in securities included securities valued at $1,499,400 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(f)	Affiliated Money Market Fund — See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at Jan. 31, 2011.

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Deutsche Bank AG (0.220%)
Security description	Value(a)
Ginnie Mae I Pool	$2,751,826
Ginnie Mae II Pool	4,661,726

Total market value of collateral securities	$7,413,552

Mizuho Securities USA, Inc. (0.250%)
Security description	Value(a)
Fannie Mae Grantor Trust	$9,609
Fannie Mae Pool	1,058,594
Fannie Mae REMICS	810,889
Fannie Mae Whole Loan	43,185
FHLMC Structured Pass Through Securities	37,365
Freddie Mac Gold Pool	239,026
Freddie Mac Non Gold Pool	23,360
Freddie Mac REMICS	333,874
Ginnie Mae I Pool	2,026,605
Ginnie Mae II Pool	3,658
Government National Mortgage Association	513,835

Total market value of collateral securities	$5,100,000

Nomura Securities (0.350%)
Security description	Value(a)
AEP Texas Central Transition Funding LLC	$4,628
Ally Auto Receivables Trust	35,090
American Express Credit Account Master Trust	137,542
AmeriCredit Automobile Receivables Trust	201,211
Ameriquest Mortgage Securities Inc	321
Asset Securitization Corp	3,559
Atlantic City Electric Transition Funding LLC	78,099

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT  19

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

Nomura Securities (0.350%) (continued)
Security description	Value(a)
Banc of America Commercial Mortgage Inc	$682,838
Bayview Commercial Asset Trust	8,934
BMW Vehicle Lease Trust	394,316
Capital Auto Receivables Asset Trust	2,815
Capital One Multi-Asset Execution Trust	38,631
CarMax Auto Owner Trust	80,081
CenterPoint Energy Transition Bond Co LLC	81,787
Chase Issuance Trust	34,503
Citibank Credit Card Issuance Trust	98,365
Citigroup/Deutsche Bank Commercial Mortgage Trust	120,704
CNH Equipment Trust	33,277
Commercial Mortgage Asset Trust	3,476
Commercial Mortgage Pass Through Certificates	43,489
Countrywide Alternative Loan Trust	3,670
Countrywide Home Loan Mortgage Pass Through Trust	7,702
Credit Suisse First Boston Mortgage Securities Corp	125,698
Entergy Gulf States Reconstruction Funding LLC	86,395
Ford Credit Auto Owner Trust	548,188
GS Mortgage Securities Corp II	113,684
Harley-Davidson Motorcycle Trust	97,665
Honda Auto Receivables Owner Trust	41,496
Impac CMB Trust	6,482
JP Morgan Chase Commercial Mortgage Securities Corp	249,307
LB-UBS Commercial Mortgage Trust	126,444
MBNA Credit Card Master Note Trust	190,307
Merrill Lynch Mortgage Trust	713
Merrill Lynch/Countrywide Commercial Mortgage Trust	6,049
Morgan Stanley Dean Witter Capital I	694
Nelnet Student Loan Trust	6,134
PG&E Energy Recovery Funding LLC	137,317
Public Service New Hampshire Funding LLC	6,891
SLC Student Loan Trust	129,344
SLM Student Loan Trust	698,174
Structured Asset Securities Corp	270,994
Toyota Auto Receivables Owner Trust	17,971
Wachovia Auto Loan Owner Trust	303
Wachovia Bank Commercial Mortgage Trust	270,749
World Omni Auto Receivables Trust	23,963

Total market value of collateral securities	$5,250,000

20  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT

Notes to Portfolio of Investments (continued)

Pershing LLC (0.300%)
Security description	Value(a)
Fannie Mae Pool	$1,526,944
Fannie Mae REMICS	1,584,742
Federal Farm Credit Bank	159,323
Federal Home Loan Banks	93,114
Federal Home Loan Mortgage Corp	13,376
Federal National Mortgage Association	46,502
Freddie Mac Gold Pool	419,605
Freddie Mac Non Gold Pool	60,053
Freddie Mac REMICS	1,449,453
Ginnie Mae I Pool	260,626
Ginnie Mae II Pool	297,846
Government National Mortgage Association	4,277,138
United States Treasury Note/Bond	3,867
United States Treasury Strip Principal	7,411

Total market value of collateral securities	$10,200,000

RBS Securities, Inc. (0.350%)
Security description	Value(a)
Amortizing Residential Collateral Trust	$36,433
Ginnie Mae I Pool	519,919
Ginnie Mae II Pool	210,234
GS Mortgage Securities Corp II	33,352
HSBC Home Equity Loan Trust	92,249
Merrill Lynch/Countrywide Commercial Mortgage Trust	101,670
Renaissance Home Equity Loan Trust	12,534
Structured Asset Investment Loan Trust	7,508
Wells Fargo Home Equity Trust	14,631

Total market value of collateral securities	$1,028,530

(h)	At Jan. 31, 2011, the cost of securities for federal income tax purposes was approximately $145,811,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$27,182,000
Unrealized depreciation	(1,562,000)

Net unrealized appreciation	$25,620,000

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT  21

Portfolio of Investments (continued)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities.

22  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2011:

	Fair value at Jan. 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total
Equity Securities
Common Stocks	$133,913,456	$—	$—	$133,913,456

Total Equity Securities	133,913,456	—	—	133,913,456

Other
Mutual Fund	84,720	—	—	84,720
Affiliated Money Market Fund(c)	4,166,238	—	—	4,166,238
Investments of Cash Collateral Received for Securities on Loan	—	33,266,860	—	33,266,860

Total Other	4,250,958	33,266,860	—	37,517,818

Investments in Securities	138,164,414	33,266,860	—	171,431,274
Derivatives(d)
Assets
Futures Contracts	10,786	—	—	10,786
Liabilities
Futures Contracts	(19,064)	—	—	(19,064)

Total	$138,156,136	$33,266,860	$—	$171,422,996

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Jan. 31, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT  23

Portfolio of Investments (continued)

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

24  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT

Statement of Assets and Liabilities
Jan. 31, 2011 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers* (identified cost $108,377,517)	$133,998,176
Affiliated money market fund (identified cost $4,166,238)	4,166,238
Investments of cash collateral received for securities on loan Short term securities (identified cost $4,998,671)	4,998,671
Repurchase agreements (identified cost $28,268,189)	28,268,189

Total investments in securities (identified cost $145,810,615)	171,431,274
Cash	954
Receivable from Investment Manager	761
Capital shares receivable	197,692
Dividends and accrued interest receivable	63,249
Variation margin receivable on futures contracts	29,760

Total assets	171,723,690

Liabilities
Capital shares payable	388,766
Payable for investment securities purchased	965
Payable upon return of securities loaned	33,266,860
Accrued investment management services fees	7,882
Accrued distribution fees	2,391
Accrued transfer agency fees	98,325
Accrued administrative services fees	676
Other accrued expenses	49,579

Total liabilities	33,815,444

Net assets applicable to outstanding capital stock	$137,908,246

Represented by
Capital stock — $.01 par value	$154,719
Additional paid-in capital	104,006,401
Undistributed net investment income	14,178
Accumulated net realized gain (loss)	8,120,567
Unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	25,612,381

Total — representing net assets applicable to outstanding capital stock	$137,908,246

*Value of securities on loan	$32,665,115

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT  25

Statement of Assets and Liabilities (continued)
Jan. 31, 2011 (Unaudited)

Net asset value per share
	Net assets	Shares outstanding	Net asset value per share
Class A	$10,590,514	1,184,822	$8.94	(1)
Class B	$666,234	76,395	$8.72
Class C	$277,234	31,765	$8.73
Class I	$23,577,733	2,632,720	$8.96
Class R4	$10,798	1,208	$8.94
Class W	$102,785,733	11,545,002	$8.90

(1)	The maximum offering price per share for Class A is $9.49. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

26  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT

Statement of Operations
Six months ended Jan. 31, 2011 (Unaudited)

Investment income
Income:
Dividends	$1,764,662
Income distributions from affiliated money market fund	2,202
Income from securities lending — net	70,599
Foreign taxes withheld	(3,102)

Total income	1,834,361

Expenses:
Investment management services fees	501,197
Distribution fees
Class A	12,650
Class B	3,164
Class C	1,188
Class W	130,917
Transfer agency fees
Class A	11,639
Class B	736
Class C	254
Class R4	14
Class W	118,289
Administrative services fees	42,530
Plan administration services fees — Class R4	12
Compensation of board members	1,725
Custodian fees	6,507
Printing and postage	30,243
Registration fees	35,535
Professional fees	12,742
Other	4,952

Total expenses	914,294
Expenses waived/reimbursed by the Investment Manager and its affiliates	(9,179)

Total net expenses	905,115

Investment income (loss) — net	929,246

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Security transactions	15,735,067
Futures contracts	652,444

Net realized gain (loss) on investments	16,387,511
Net change in unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	10,224,165

Net gain (loss) on investments and foreign currencies	26,611,676

Net increase (decrease) in net assets resulting from operations	$27,540,922

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT  27

Statements of Changes in Net Assets

	Six months ended	Year ended
	Jan. 31, 2011	July 31, 2010
	(Unaudited)
Operations and distributions
Investment income (loss) — net	$929,246	$401,862
Net realized gain (loss) on investments	16,387,511	30,941,522
Net change in unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies	10,224,165	(7,553,953)

Net increase (decrease) in net assets resulting from operations	27,540,922	23,789,431

Distributions to shareholders from:
Net investment income
Class A	(70,065)	(25,228)
Class I	(259,057)	(135,774)
Class R4	(92)	(37)
Class W	(691,355)	(129,029)

Total distributions	(1,020,569)	(290,068)

Capital share transactions
Proceeds from sales
Class A shares	729,411	1,785,414
Class B shares	20,485	92,807
Class C shares	50,970	42,960
Class I shares	2,419,174	13,189,458
Class W shares	7,923,964	50,394,571
Reinvestment of distributions at net asset value
Class A shares	67,034	24,217
Class I shares	258,956	135,727
Class R4 shares	16	6
Class W shares	691,325	129,025
Conversions from Class B to Class A
Class A shares	—	198,363
Class B shares	—	(198,363)
Payments for redemptions
Class A shares	(1,648,126)	(4,359,977)
Class B shares	(59,361)	(402,814)
Class C shares	(23,592)	(171,195)
Class I shares	(11,346,269)	(10,291,319)
Class W shares	(30,060,634)	(91,749,873)

Increase (decrease) in net assets from capital share transactions	(30,976,647)	(41,180,993)

Total increase (decrease) in net assets	(4,456,294)	(17,681,630)
Net assets at beginning of period	142,364,540	160,046,170

Net assets at end of period	$137,908,246	$142,364,540

Undistributed net investment income	$14,178	$105,501

The accompanying Notes to Financial Statements are an integral part of this statement.

28  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

Class A	Six months ended		Year ended July 31,
Per share data	Jan. 31, 2011		2010	2009	2008		2007	2006(a)
	(Unaudited)
Net asset value, beginning of period	$7.41		$6.24	$8.39	$9.55		$8.95	$9.48

Income from investment operations:
Net investment income (loss)	.05		.01	.01	.00	(b)	.05	—
Net gains (losses) (both realized and unrealized)	1.54		1.18	(2.16)	(1.14)		.59	(.53)

Total from investment operations	1.59		1.19	(2.15)	(1.14)		.64	(.53)

Less distributions:
Dividends from net investment income	(.06)		(.02)	—	(.02)		(.04)	—
Tax return of capital	—		—	—	(.00	)(b)	—	—

Total distributions	(.06)		(.02)	—	(.02)		(.04)	—

Net asset value, end of period	$8.94		$7.41	$6.24	$8.39		$9.55	$8.95

Total return	21.46%		19.04%	(25.63% )	(11.94%	)	7.12%	(5.59%	)

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	1.38%	(d)	1.30%	1.40%	1.32%		1.67%	5.83%	(d)

Net expenses after expense waiver/reimbursement(e)	1.37%	(d)	1.30%	1.29%	1.20%		1.29%	1.26%	(d)

Net investment income (loss)	1.20%	(d)	.17%	.18%	.05%		.52%	.01%	(d)

Supplemental data
Net assets, end of period (in millions)	$11		$10	$10	$17		$18	$9

Portfolio turnover rate	45%		107%	104%	56%		84%	14%

See accompanying Notes to Financial Highlights.

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT  29

Financial Highlights (continued)

Class B	Six months ended		Year ended July 31,
Per share data	Jan. 31, 2011		2010		2009	2008	2007	2006(a)
	(Unaudited)
Net asset value, beginning of period	$7.21		$6.11		$8.27	$9.47	$8.93	$9.48

Income from investment operations:
Net investment income (loss)	.02		(.04)		(.03)	(.06)	(.04)	(.01)
Net gains (losses) (both realized and unrealized)	1.49		1.14		(2.13)	(1.14)	.62	(.54)

Total from investment operations	1.51		1.10		(2.16)	(1.20)	.58	(.55)

Less distributions:
Dividends from net investment income	—		—		—	—	(.04)	—

Net asset value, end of period	$8.72		$7.21		$6.11	$8.27	$9.47	$8.93

Total return	20.94%		18.00%		(26.12% )	(12.67% )	6.43%	(5.80%	)

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	2.13%	(d)	2.06%		2.17%	2.09%	2.12%	6.64%	(d)

Net expenses after expense waiver/reimbursement(e)	2.12%	(d)	2.06%		2.08%	1.97%	2.06%	2.07%	(d)

Net investment income (loss)	.44%	(d)	(.60%	)	(.60% )	(.71% )	(.41% )	(.37%	)(d)

Supplemental data
Net assets, end of period (in millions)	$1		$1		$1	$1	$1	$—

Portfolio turnover rate	45%		107%		104%	56%	84%	14%

See accompanying Notes to Financial Highlights.

30  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT

Class C	Six months ended		Year ended July 31,
Per share data	Jan. 31, 2011		2010		2009	2008	2007	2006(a)
	(Unaudited)
Net asset value, beginning of period	$7.21		$6.11		$8.27	$9.47	$8.93	$9.48

Income from investment operations:
Net investment income (loss)	.02		(.04)		(.03)	(.06)	(.04)	(.01)
Net gains (losses) (both realized and unrealized)	1.50		1.14		(2.13)	(1.14)	.61	(.54)

Total from investment operations	1.52		1.10		(2.16)	(1.20)	.57	(.55)

Less distributions:
Dividends from net investment income	—		—		—	—	(.03)	—

Net asset value, end of period	$8.73		$7.21		$6.11	$8.27	$9.47	$8.93

Total return	21.08%		18.00%		(26.12% )	(12.67% )	6.37%	(5.80%	)

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	2.12%	(d)	2.05%		2.16%	2.08%	2.16%	6.61%	(d)

Net expenses after expense waiver/reimbursement(e)	2.10%	(d)	2.05%		2.07%	1.96%	2.06%	2.04%	(d)

Net investment income (loss)	.48%	(d)	(.59%	)	(.56% )	(.72% )	(.40% )	(.78%	)(d)

Supplemental data
Net assets, end of period (in millions)	$—		$—		$—	$—	$—	$—

Portfolio turnover rate	45%		107%		104%	56%	84%	14%

See accompanying Notes to Financial Highlights.

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT  31

Financial Highlights (continued)

Class I	Six months ended		Year ended July 31,
Per share data	Jan. 31, 2011		2010	2009		2008	2007	2006(a)
	(Unaudited)
Net asset value, beginning of period	$7.44		$6.27	$8.41		$9.57	$8.95	$9.48

Income from investment operations:
Net investment income (loss)	.07		.05	.04		.05	.08	—
Net gains (losses) (both realized and unrealized)	1.55		1.17	(2.16)		(1.16)	.59	(.53)

Total from investment operations	1.62		1.22	(2.12)		(1.11)	.67	(.53)

Less distributions:
Dividends from net investment income	(.10)		(.05)	(.02)		(.04)	(.05)	—
Tax return of capital	—		—	(.00	)(b)	(.01)	—	—

Total distributions	(.10)		(.05)	(.02)		(.05)	(.05)	—

Net asset value, end of period	$8.96		$7.44	$6.27		$8.41	$9.57	$8.95

Total return	21.80%		19.45%	(25.15%	)	(11.63% )	7.48%	(5.59%	)

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	.89%	(d)	.79%	.85%		.91%	.95%	5.58%	(d)

Net expenses after expense waiver/reimbursement(e)	.89%	(d)	.79%	.85%		.84%	.95%	1.01%	(d)

Net investment income (loss)	1.68%	(d)	.68%	.68%		.50%	.80%	.19%	(d)

Supplemental data
Net assets, end of period (in millions)	$24		$27	$21		$15	$39	$—

Portfolio turnover rate	45%		107%	104%		56%	84%	14%

See accompanying Notes to Financial Highlights.

32  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT

Class R4	Six months ended		Year ended July 31,
Per share data	Jan. 31, 2011		2010	2009		2008	2007	2006(a)
	(Unaudited)
Net asset value, beginning of period	$7.42		$6.25	$8.42		$9.56	$8.95	$9.48

Income from investment operations:
Net investment income (loss)	.05		.03	.03		.04	.07	—
Net gains (losses) (both realized and unrealized)	1.55		1.17	(2.17)		(1.14)	.58	(.53)

Total from investment operations	1.60		1.20	(2.14)		(1.10)	.65	(.53)

Less distributions:
Dividends from net investment income	(.08)		(.03)	(.03)		(.03)	(.04)	—
Tax return of capital	—		—	(.00	)(b)	(.01)	—	—

Total distributions	(.08)		(.03)	(.03)		(.04)	(.04)	—

Net asset value, end of period	$8.94		$7.42	$6.25		$8.42	$9.56	$8.95

Total return	21.52%		19.23%	(25.41%	)	(11.48% )	7.30%	(5.59%	)

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	1.43%	(d)	1.08%	1.17%		1.23%	1.68%	5.69%	(d)

Net expenses after expense waiver/reimbursement(e)	1.25%	(d)	1.08%	1.01%		.84%	1.15%	1.12%	(d)

Net investment income (loss)	1.32%	(d)	.39%	.47%		.42%	.71%	.21%	(d)

Supplemental data
Net assets, end of period (in millions)	$—		$—	$—		$—	$—	$—

Portfolio turnover rate	45%		107%	104%		56%	84%	14%

See accompanying Notes to Financial Highlights.

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT  33

Financial Highlights (continued)

Class W	Six months ended		Year ended July 31,
Per share data	Jan. 31, 2011		2010	2009		2008	2007(f)
	(Unaudited)
Net asset value, beginning of period	$7.38		$6.21	$8.36		$9.54	$9.79

Income from investment operations:
Net investment income (loss)	.05		.02	.01		.01	—
Net gains (losses) (both realized and unrealized)	1.53		1.16	(2.14)		(1.17)	(.20)

Total from investment operations	1.58		1.18	(2.13)		(1.16)	(.20)

Less distributions:
Dividends from net investment income	(.06)		(.01)	(.02)		(.01)	(.05)
Tax return of capital	—		—	(.00	)(b)	(.01)	—

Total distributions	(.06)		(.01)	(.02)		(.02)	(.05)

Net asset value, end of period	$8.90		$7.38	$6.21		$8.36	$9.54

Total return	21.41%		19.00%	(25.47%	)	(12.13% )	(2.06%	)

Ratios to average net assets(c)
Gross expenses prior to expense waiver/reimbursement	1.37%	(d)	1.24%	1.29%		1.34%	1.60%	(d)

Net expenses after expense waiver/reimbursement(e)	1.36%	(d)	1.24%	1.29%		1.31%	1.32%	(d)

Net investment income (loss)	1.24%	(d)	.23%	.28%		.08%	.03%	(d)

Supplemental data
Net assets, end of period (in millions)	$103		$105	$128		$7	$57

Portfolio turnover rate	45%		107%	104%		56%	84%

Notes to Financial Highlights

(a)	For the period from May 18, 2006 (when shares became available) to July 31, 2006.
(b)	Rounds to less than $0.01 per share.
(c)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d)	Annualized.
(e)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(f)	For the period from Dec. 1, 2006 (when shares became available) to July 31, 2007.

The accompanying Notes to Financial Statements are an integral part of this statement.

34  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT

Notes to Financial Statements
(Unaudited as of Jan. 31, 2011)

1.	ORGANIZATION

RiverSource Disciplined Small and Mid Cap Equity Fund (the Fund) is a series of RiverSource Dimensions Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation’s Board of Directors (the Board).

The Fund offers Class A, Class B, Class C, Class I, Class R4 and Class W shares.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R4 shares are not subject to sales charges, however, the class was closed to new investors effective Dec. 31, 2010.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

At Jan. 31, 2011, Columbia Management Investment Advisers, LLC (the Investment Manager) and affiliated funds-of-funds owned 100% of Class I shares.

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT  35

Notes to Financial Statements (continued)

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of estimates
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The policy adopted by the Board generally contemplates the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. This policy takes into

36  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT

account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded.

Foreign currency translations
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

Repurchase agreements
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Guarantees and indemnifications
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT  37

Notes to Financial Statements (continued)

providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Federal taxes
The Fund’s policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

Foreign capital gains taxes
Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are normally distributed along with the income dividend.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3.	DERIVATIVE INSTRUMENTS

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives

38  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT

may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the contract between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures contracts
Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts traded on U.S. and foreign exchanges to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of derivative transactions on the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT  39

Notes to Financial Statements (continued)

Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair values of derivative instruments at Jan. 31, 2011

	Liability derivatives
	Statement of Assets
	and Liabilities
Risk exposure category	location	Fair value
Equity contracts	Net assets — unrealized depreciation on investments	$8,278	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of derivative instruments in the Statement of Operations for the six months ended Jan. 31, 2011

Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures
Equity contracts	$652,444

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures
Equity contracts	$(47,781)

Volume of derivative activity
Futures
The gross notional amount of long contracts outstanding was approximately $4.1 million at Jan. 31, 2011. The monthly average gross notional amount for long contracts was $1.4 million for the six months ended Jan. 31, 2011. The fair value of such contracts at Jan. 31, 2011 is set forth in the table above.

4.	EXPENSES AND SALES CHARGES

Investment management services fees
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.70% to 0.475% as the Fund’s net assets increase. The

40  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT

fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Mid-Cap Core Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the management fee by $5,019 for the six months ended Jan. 31, 2011. The management fee for the six months ended Jan. 31, 2011 was 0.71% of the Fund’s average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

Administrative services fees
Under an Administrative Services Agreement, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The fee for the six months ended Jan. 31, 2011 was 0.06% of the Fund’s average daily net assets. Prior to Jan. 1, 2011, Ameriprise Financial, Inc. served as the Fund Administrator. Since Jan. 1, 2011, Columbia Management Investment Advisers, LLC has served as the Fund Administrator.

Other fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Jan. 31, 2011, other expenses paid to this company were $272.

Compensation of board members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer agency fees
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent) is responsible for providing transfer agency services to the Fund.

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT  41

Notes to Financial Statements (continued)

Prior to Sept. 7, 2010, the Transfer Agent received annual account-based service fees from Class A, Class B and Class C shares that varied by class and annual asset-based service fees based on the Fund’s average daily net assets attributable to Class R4 and Class W shares, which amount varied by class. In addition, the Transfer Agent charged an annual fee per inactive account and received reimbursement from the Fund for certain out-of-pocket expenses.

Under a new Transfer Agency Agreement effective Sept. 7, 2010, the Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund subject to an annual limitation (that varies by class) that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the six months ended Jan. 31, 2011, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.23%
Class B	0.23
Class C	0.21
Class R4	0.28
Class W	0.23

Class I shares do not pay transfer agent fees.

Plan administration services fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and

42  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT

Agreement of Distribution pursuant to Rule 12b-1, the Fund paid a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $50,000 and $4,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Oct. 31, 2010, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales charges
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $6,632 for Class A and $151 for Class B for the six months ended Jan. 31, 2011.

Expenses waived/reimbursed by the Investment Manager and its affiliates
For the six months ended Jan. 31, 2011, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class A	1.37%
Class B	2.12
Class C	2.10
Class I	0.89
Class R4	1.25
Class W	1.36

The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A	$341
Class B	$21
Class C	$22
Class R4	$9
Class W	$8,786

Under an agreement which was effective until Sept. 30, 2010, the Investment Manager and its affiliates contractually agreed to waive certain fees and reimburse certain expenses such that net expenses (excluding fees and expenses

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT  43

Notes to Financial Statements (continued)

of acquired funds*) would not exceed the following percentage of the class’ average daily net assets:

Class A	1.40%
Class B	2.17
Class C	2.16
Class I	0.95
Class R4	1.25
Class W	1.40

Effective Oct. 1, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until Sept. 30, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustments, will not exceed the following percentage of the class’ average daily net assets:

Class A	1.39%
Class B	2.14
Class C	2.14
Class I	0.94
Class R4	1.24
Class W	1.39

*	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5.	SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $61,981,679 and $93,390,517, respectively, for the six months ended Jan. 31, 2011. Realized gains and losses are determined on an identified cost basis.

6.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated were as follows:

44  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT

	Six months ended	Year ended
	Jan. 31, 2011	July 31, 2010
Class A
Sold	89,811	247,014
Converted from Class B*	—	26,770
Reinvested distributions	7,600	3,392
Redeemed	(203,911)	(605,057)

Net increase (decrease)	(106,500)	(327,881)

Class B
Sold	2,467	13,336
Converted to Class A*	—	(27,512)
Redeemed	(7,385)	(56,800)

Net increase (decrease)	(4,918)	(70,976)

Class C
Sold	6,396	5,839
Redeemed	(3,066)	(24,245)

Net increase (decrease)	3,330	(18,406)

Class I
Sold	297,082	1,784,276
Reinvested distributions	29,327	18,983
Redeemed	(1,337,076)	(1,475,547)

Net increase (decrease)	(1,010,667)	327,712

Class R4
Reinvested distributions	2	1

Net increase (decrease)	2	1

Class W
Sold	950,765	6,840,609
Reinvested distributions	78,739	18,147
Redeemed	(3,690,424)	(13,252,234)

Net increase (decrease)	(2,660,920)	(6,393,478)

*	Automatic conversion of Class B shares to Class A shares based on the original purchase date.

7.	LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities.

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT  45

Notes to Financial Statements (continued)

Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At Jan. 31, 2011, securities valued at $32,665,115 were on loan, secured by cash collateral of $33,266,860 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $70,599 earned from securities lending for the six months ended Jan. 31, 2011 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8.	AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of certain funds managed by the Investment Manager and other institutional clients of the Investment Manager. The cost of the Fund’s purchases and proceeds from sales of shares of Columbia Short-Term Cash Fund aggregated $28,985,843 and $27,175,613, respectively, for the six months ended Jan. 31, 2011. The income distributions received with respect to the Fund’s investment in Columbia Short-Term Cash Fund can be found in the Statement of Operations and the Fund’s invested balance in Columbia Short-Term Cash Fund at Jan. 31, 2011, can be found in the Portfolio of Investments.

46  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT

9.	BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 14, 2010, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender’s sole discretion. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to Oct. 14, 2010, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six months ended Jan. 31, 2011.

10.	FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, re-characterization of real estate investment trust (REIT) distributions, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT  47

Notes to Financial Statements (continued)

For federal income tax purposes, the Fund had a capital loss carry-over of $7,615,730 at July 31, 2010, that if not offset by capital gains will expire in 2017.

For the year ended July 31, 2010, $13,819,504 of capital loss carry-over was utilized and/or expired unused. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

11.	SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund’s financial statements, other than as noted below.

In August 2010, the Board of Directors of RiverSource Small and Mid Cap Equity Fund approved a proposal to merge the Fund into Columbia Mid Cap Value Fund. The merger is expected to be a tax-free organization for U.S. federal income tax purposes. The proposal was approved at a special meeting of shareholders held on Feb. 15, 2011, and the merger is expected to take place before the end of the second quarter of 2011.

12.	INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on

48  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT

August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT  49

Notes to Financial Statements (continued)

to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

50  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Results of Meeting of Shareholders

RiverSource Disciplined Small and Mid Cap Equity Fund

Special Meeting of Shareholders held on February 15, 2011
(Unaudited)

A brief description of the proposal(s) voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the proposal(s) is(are) set forth below. A vote is based on total dollar interest in the Fund.

1. To approve an Agreement and Plan of Reorganization between RiverSource Disciplined Small and Mid Cap Equity Fund and Columbia Mid Cap Value Fund.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
75,896,075.748	1,383,005.095	2,196,501.674	55,516,055.610

RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT  51

Results of Meeting of Shareholders (continued)

2. To elect directors to the Board.*

	Dollars Voted	Dollars Voted		Broker
	“For”	“Withhold”	Abstentions	Non-Votes
01. Kathleen Blatz	172,540,916.625	1,805,668.426	0.000	0.000
02. Edward J. Boudreau, Jr.	172,421,458.522	1,925,126.529	0.000	0.000
03. Pamela G. Carlton	172,537,647.574	1,808,937.476	0.000	0.000
04. William P. Carmichael	172,375,356.411	1,971,228.640	0.000	0.000
05. Patricia M. Flynn	172,558,265.441	1,788,319.609	0.000	0.000
06. William A. Hawkins	172,516,643.142	1,829,941.908	0.000	0.000
07. R. Glenn Hilliard	172,507,303.555	1,839,281.495	0.000	0.000
08. Stephen R. Lewis, Jr.	172,433,700.328	1,912,884.722	0.000	0.000
09. John F. Maher	172,440,287.410	1,906,297.640	0.000	0.000
10. John J. Nagorniak	172,506,543.954	1,840,041.097	0.000	0.000
11. Catherine James Paglia	172,550,901.118	1,795,683.932	0.000	0.000
12. Leroy C. Richie	172,429,087.220	1,917,497.830	0.000	0.000
13. Anthony M. Santomero	172,450,088.164	1,896,496.886	0.000	0.000
14. Minor M. Shaw	172,534,456.874	1,812,128.177	0.000	0.000
15. Alison Taunton-Rigby	172,533,340.587	1,813,244.464	0.000	0.000
16. William F. Truscott	172,461,237.858	1,885,347.192	0.000	0.000

3. To approve the proposed amendment to the Articles of Incorporation of RiverSource Dimensions Series, Inc. to increase the maximum number of board members.*

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
169,693,198.939	2,708,444.978	1,944,932.284	8.850

*	All dollars of RiverSource Dimensions Series, Inc. are voted together as a single class for election of directors and amendments to the Articles of Incorporation.

52  RIVERSOURCE DISCIPLINED SMALL AND MID CAP EQUITY FUND — 2011 SEMIANNUAL REPORT

RiverSource Disciplined Small and Mid Cap Equity Fund
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6516 F (4/11)

Semiannual Report

RiverSource Disciplined
Small Cap Value Fund

Semiannual Report for the Period Ended
January 31, 2011

RiverSource Disciplined Small Cap Value Fund seeks to provide shareholders with long-term capital growth.

 Not FDIC insured - No bank guarantee - May lose value

Your Fund at a Glance	3

Fund Expenses Example	8

Portfolio of Investments	11

Statement of Assets and Liabilities	22

Statement of Operations	23

Statements of Changes in Net Assets	25

Financial Highlights	27

Notes to Financial Statements	32

Proxy Voting	48

Results of Meeting of Shareholders	48

In August 2010, the Board of Directors of RiverSource Disciplined Small Cap Value Fund (the “Fund”) approved a proposal to merge the Fund with and into Columbia Small Cap Value Fund I. The merger is expected to be a tax-free reorganization for U.S. federal income tax purposes. More information about the Columbia Small Cap Value Fund I and the definitive terms of the merger is included in proxy materials mailed to shareholders who owned shares of the Fund on Dec. 17, 2010. The proposal was approved at a special meeting of shareholders held on Feb. 15, 2011, and the merger is expected to take place before the end of the second quarter of 2011. For more information, see “Results of Meeting of Shareholders.”

See the Fund’s prospectus for risks associated with investing in the Fund.

2  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT

Your Fund at a Glance
(Unaudited)

FUND SUMMARY

>	RiverSource Disciplined Small Cap Value Fund (the Fund) Class A shares gained 18.33% (excluding sales charge) for the six months ended Jan. 31, 2011.

>	The Fund outperformed its benchmark, the Russell 2000® Value Index, which rose 18.21% for the six-month period.

>	The Fund underperformed the Lipper Small-Cap Value Funds Index, representing the Fund’s peer group, which advanced 19.94%, for the same period.

ANNUALIZED TOTAL RETURNS (for period ended Jan. 31, 2011)

Since
inception
	6 months*	1 year	3 years	2/16/06
RiverSource Disciplined Small Cap Value Fund Class A (excluding sales charge)	+18.33%	+29.14%	+2.85%	-0.64%

Russell 2000 Value Index(1) (unmanaged)	+18.21%	+28.33%	+3.64%	+1.88%

Lipper Small-Cap Value Funds Index(2) (unmanaged)	+19.94%	+29.94%	+5.75%	+3.37%

*	Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund’s returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund’s returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT  3

Your Fund at a Glance (continued)

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1)	The Russell 2000 Value Index, an unmanaged index, measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2)	The Lipper Small-Cap Value Funds Index includes the 30 largest small-cap value funds tracked by Lipper Inc. The index’s returns include net reinvested dividends. The Fund’s performance is currently measured against this index for purposes of determining the performance incentive adjustment.

4  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT

AVERAGE ANNUAL TOTAL RETURNS

at Jan. 31, 2011
				Since
Without sales charge	6 months*	1 year	3 years	inception
Class A (inception 2/16/06)	+18.33%	+29.14%	+2.85%	-0.64%

Class B (inception 2/16/06)	+17.85%	+28.10%	+2.07%	-1.42%

Class C (inception 2/16/06)	+17.85%	+28.10%	+2.09%	-1.40%

Class I (inception 2/16/06)	+18.36%	+29.65%	+3.19%	-0.32%

Class R (inception 12/11/06)	+18.20%	+28.82%	+2.57%	-2.73%

With sales charge
Class A (inception 2/16/06)	+11.53%	+21.71%	+0.84%	-1.82%

Class B (inception 2/16/06)	+12.85%	+23.10%	+1.10%	-1.80%

Class C (inception 2/16/06)	+16.85%	+27.10%	+2.09%	-1.40%

The “Without sales charge” returns for Class A, Class B and Class C shares do not include applicable initial or contingent deferred sales charges. If included, returns would be lower than those shown. The “With sales charge” returns for Class A, Class B and Class C shares include: the maximum initial sales charge of 5.75% for Class A shares; the applicable contingent deferred sales charge (CDSC) for Class B shares (applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter); and a 1% CDSC for Class C shares sold within one year after purchase. Class I and Class R shares are not subject to sales charges and have limited eligibility. See the Fund’s prospectus for details.

*	Not annualized.

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT  5

Your Fund at a Glance (continued)

MORNINGSTAR STYLE BOXtm

The Morningstar Style Boxtm is based on the fund’s portfolio holdings as of period end. The vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2011 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

6  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT

SECTOR BREAKDOWN(1) (at Jan. 31, 2011)

Consumer Discretionary	9.7%

Consumer Staples	2.4

Energy	8.2

Financials	35.2

Health Care	5.4

Industrials	14.0

Information Technology	9.7

Materials	5.6

Telecommunication Services	0.8

Utilities	6.2

Other(2)	2.8

(1)	Sectors can be comprised of several industries. Please refer to the section entitled “Portfolio of Investments” for a complete listing. No single industry exceeded 25% of portfolio assets.

Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund’s composition is subject to change.

(2)	Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1) (at Jan. 31, 2011)

Rent-A-Center, Inc.	1.6%

ProAssurance Corp.	1.5

World Fuel Services Corp.	1.4

TICC Capital Corp.	1.4

Colonial Properties Trust	1.4

Alaska Air Group, Inc.	1.3

American Capital Agency Corp.	1.3

United Rentals, Inc.	1.2

TeleTech Holdings, Inc.	1.2

Southwest Gas Corp.	1.2

(1)	Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT  7

Fund Expenses Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund’s indirect expense from investing in the acquired funds is based on the Fund’s pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund’s most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period indicated and held until Jan. 31, 2011.

Actual Expenses
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Direct expenses paid during the period” to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading “Direct and indirect expenses paid during the period.”

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

8  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Direct and
			Direct		indirect
	Beginning	Ending	expenses		expenses
	account value	account value	paid during		paid during
	Aug. 1, 2010	Jan. 31, 2011	the period(a)		the period(b)
Class A

Actual(c)	$1,000	$1,183.30	$7.75	(d)	$8.80	(d)

Hypothetical (5% return before expenses)	$1,000	$1,018.25	$7.16	(d)	$8.13	(d)

Class B

Actual(c)	$1,000	$1,178.50	$11.87	(d)	$12.92	(d)

Hypothetical (5% return before expenses)	$1,000	$1,014.45	$10.98	(d)	$11.95	(d)

Class C

Actual(c)	$1,000	$1,178.50	$11.87	(d)	$12.92	(d)

Hypothetical (5% return before expenses)	$1,000	$1,014.45	$10.98	(d)	$11.95	(d)

Class I

Actual(c)	$1,000	$1,183.60	$5.37	(d)	$6.42	(d)

Hypothetical (5% return before expenses)	$1,000	$1,020.43	$4.97	(d)	$5.94	(d)

Class R

Actual(c)	$1,000	$1,182.00	$9.12	(d)	$10.17	(d)

Hypothetical (5% return before expenses)	$1,000	$1,016.98	$8.43	(d)	$9.41	(d)

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT  9

Fund Expenses Example (continued)

Annualized Expense Ratios

	Fund’s	Acquired fund	Total Fund and
	annualized	(underlying fund)	acquired fund fees
	expense ratio	fees and expenses	and expenses
Class A	1.40%	.19%	1.59%

Class B	2.15%	.19%	2.34%

Class C	2.15%	.19%	2.34%

Class I	.97%	.19%	1.16%

Class R	1.65%	.19%	1.84%

(a)	Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).
(b)	Expenses are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).
(c)	Based on the actual return for the six months ended Jan. 31, 2011: +18.33% for Class A, +17.85% for Class B, +17.85% for Class C, +18.36% for Class I and +18.20% for Class R.
(d)	Columbia Management Investment Advisers, LLC (the Investment Manager) and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Sept. 30, 2011, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.43% for Class A, 2.18% for Class B, 2.18% for Class C, 1.01% for Class I and 1.68% for Class R. Any amounts waived will not be reimbursed by the Fund. This change was effective Oct. 1, 2010. Had this change been in place for the entire six month period ended Jan. 31, 2011, the actual direct expenses paid would have been $7.64 for Class A, $11.76 for Class B, $11.76 for Class C, $5.31 for Class I and $9.01 for Class R; the hypothetical direct expenses paid would have been $7.06 for Class A, $10.87 for Class B, $10.87 for Class C, $4.92 for Class I and $8.33 for Class R. Additionally, had this change been in place for the entire six month period ended Jan. 31, 2011, the actual direct and indirect expenses paid would have been $8.69 for Class A, $12.81 for Class B, $12.81 for Class C, $6.36 for Class I and $10.06 for Class R; the hypothetical direct and indirect expenses paid would have been $8.03 for Class A, $11.84 for Class B, $11.84 for Class C, $5.89 for Class I and $9.30 for Class R.

10  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT

Portfolio of Investments

Jan. 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

Investments in Securities

Common Stocks (97.1%)
Issuer	Shares		Value(a)

Aerospace & Defense (2.3%)
Ceradyne, Inc.	8,211	(b,d)	$290,916
Cubic Corp.	5,700		277,875
Esterline Technologies Corp.	2,773	(b)	197,382
Ladish Co., Inc.	4,150	(b)	222,191

Total			988,364

Air Freight & Logistics (0.9%)
Atlas Air Worldwide Holdings, Inc.	7,358	(b)	373,860

Airlines (1.7%)
Alaska Air Group, Inc.	9,470	(b)	561,003
U.S. Airways Group, Inc.	15,400	(b,d)	152,768

Total			713,771

Auto Components (0.8%)
Dana Holding Corp.	1,200	(b)	21,504
Exide Technologies	15,800	(b)	151,838
Fuel Systems Solutions, Inc.	3,600	(b)	93,708
Superior Industries International, Inc.	3,000	(d)	60,000

Total			327,050

Building Products (0.4%)
AO Smith Corp.	1,897	(d)	81,211
Quanex Building Products Corp.	4,351	(d)	84,801

Total			166,012

Capital Markets (3.6%)
American Capital Ltd.	27,000	(b,d)	220,590
Apollo Investment Corp.	13,123	(d)	154,786
Capital Southwest Corp.	600	(d)	58,530
Hercules Technology Growth Capital, Inc.	9,943	(d)	104,402
Knight Capital Group, Inc., Class A	7,767	(b)	107,651
LaBranche & Co., Inc.	6,800	(b,d)	25,568
MCG Capital Corp.	22,500	(d)	153,000
MVC Capital, Inc.	7,424	(d)	103,342
Sanders Morris Harris Group, Inc.	9,300	(d)	64,542
TICC Capital Corp.	46,700		573,942

Total			1,566,353

Chemicals (3.7%)
Ferro Corp.	8,406	(b,d)	129,621
Hawkins, Inc.	6,600		259,182
Innophos Holdings, Inc.	11,645		386,264
Minerals Technologies, Inc.	5,436		342,577
OM Group, Inc.	5,212	(b)	188,570
PolyOne Corp.	12,097	(b)	159,076
Westlake Chemical Corp.	3,500		135,520

Total			1,600,810

Commercial Banks (8.3%)
1st Source Corp.	5,400		101,790
Bancfirst Corp.	1,223	(d)	49,605
Banco Latinoamericano de Comercio Exterior SA, Series E	13,600	(c)	235,144
Camden National Corp.	2,198	(d)	75,238
Cathay General Bancorp	2,500	(d)	43,275
Century Bancorp, Inc., Class A	2,702	(d)	72,792
Enterprise Financial Services Corp.	13,900		180,422
Financial Institutions, Inc.	1,800	(d)	34,794
First Bancorp	15,611	(d)	234,633
First Commonwealth Financial Corp.	13,800	(d)	88,734
First Financial Bancorp	9,548	(d)	161,361
First Financial Corp.	2,400	(d)	75,672
First Merchants Corp.	10,200		92,412
German American Bancorp, Inc.	3,296		56,428
Great Southern Bancorp, Inc.	5,559	(d)	121,742

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT  11

Portfolio of Investments (continued)

Common Stocks (continued)
Issuer	Shares		Value(a)

Commercial Banks (cont.)
Heartland Financial USA, Inc.	3,500		$59,185
International Bancshares Corp.	20,098	(d)	381,258
Lakeland Bancorp, Inc.	6,615	(d)	63,636
MainSource Financial Group, Inc.	35,228	(d)	320,045
National Bankshares, Inc.	4,466		128,621
NBT Bancorp, Inc.	2,265	(d)	52,503
OmniAmerican Bancorp, Inc.	4,500	(b,d)	67,275
Oriental Financial Group, Inc.	2,200	(c)	26,004
Peoples Bancorp, Inc.	6,000	(d)	81,540
Republic Bancorp, Inc., Class A	15,219	(d)	290,531
The First of Long Island Corp.	2,118	(d)	60,088
Trustmark Corp.	5,969	(d)	143,196
Virginia Commerce Bancorp, Inc.	34,300	(b,d)	206,143
West Bancorporation, Inc.	10,387	(d)	74,527
Wilshire Bancorp, Inc.	9,066	(d)	58,204

Total			3,636,798

Commercial Services & Supplies (1.5%)
Consolidated Graphics, Inc.	2,314	(b,d)	115,816
Courier Corp.	6,600	(d)	93,555
Deluxe Corp.	13,600	(d)	332,519
Unifirst Corp.	1,672	(d)	93,231

Total			635,121

Communications Equipment (0.2%)
Comtech Telecommunications Corp.	2,700		75,762

Construction & Engineering (1.2%)
Great Lakes Dredge & Dock Corp.	40,600		337,386
Layne Christensen Co.	6,374	(b)	201,291

Total			538,677

Consumer Finance (0.9%)
Nelnet, Inc., Class A	13,400		300,428
World Acceptance Corp.	1,809	(b,d)	101,593

Total			402,021

Diversified Consumer Services (0.2%)
Regis Corp.	3,913	(d)	65,582

Diversified Telecommunication Services (0.3%)
Consolidated Communications Holdings, Inc.	546	(d)	9,692
IDT Corp., Class B	4,400		101,332

Total			111,024

Electric Utilities (2.5%)
Cleco Corp.	2,324	(d)	72,648
El Paso Electric Co.	6,400	(b,d)	172,480
IDACORP, Inc.	12,800		478,336
Portland General Electric Co.	1,000		22,340
Unisource Energy Corp.	9,900	(d)	354,519

Total			1,100,323

Electrical Equipment (0.2%)
AZZ, Inc.	1,300	(d)	52,117
EnerSys	784	(b)	25,731
Powell Industries, Inc.	600	(b,d)	22,746

Total			100,594

Electronic Equipment, Instruments & Components (4.7%)
Agilysys, Inc.	18,100	(b,d)	103,713
Anixter International, Inc.	5,850		370,130
Coherent, Inc.	2,075	(b,d)	111,116
CTS Corp.	7,994	(d)	90,652
Daktronics, Inc.	4,500	(d)	68,715
Electro Rent Corp.	7,400	(d)	109,224
Fabrinet	4,900	(b)	117,355
Gerber Scientific, Inc.	7,200	(b,d)	54,936
Insight Enterprises, Inc.	6,548	(b,d)	91,148
Littelfuse, Inc.	6,571	(d)	336,961
Measurement Specialties, Inc.	8,000	(b,d)	215,520
Methode Electronics, Inc.	7,792	(d)	92,101

See accompanying Notes to Portfolio of Investments.

12  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT

Common Stocks (continued)
Issuer	Shares		Value(a)

Electronic Equipment, Instruments & Components (cont.)
Richardson Electronics Ltd.	10,000	(d)	$129,400
Rogers Corp.	3,391	(b,d)	145,067

Total			2,036,038

Energy Equipment & Services (1.6%)
Bristow Group, Inc.	1,500	(b,d)	77,235
Complete Production Services, Inc.	3,400	(b,d)	94,996
Dawson Geophysical Co.	1,179	(b,d)	39,862
Gulf Island Fabrication, Inc.	3,800	(d)	102,904
Natural Gas Services Group, Inc.	4,605	(b,d)	82,245
PHI, Inc.	11,200	(b)	230,944
Tetra Technologies, Inc.	6,314	(b)	71,664

Total			699,850

Food & Staples Retailing (1.5%)
Nash Finch Co.	3,471		130,753
Ruddick Corp.	11,031	(d)	371,744
Spartan Stores, Inc.	477	(d)	6,912
Weis Markets, Inc.	3,249	(d)	128,433

Total			637,842

Gas Utilities (2.7%)
Chesapeake Utilities Corp.	4,900	(d)	191,590
Nicor, Inc.	4,040		203,899
Southwest Gas Corp.	13,400	(d)	499,016
The Laclede Group, Inc.	2,397	(d)	91,086
WGL Holdings, Inc.	5,000		180,300

Total			1,165,891

Health Care Equipment & Supplies (0.5%)
Cantel Medical Corp.	9,400	(d)	200,126

Health Care Providers & Services (3.8%)
AMERIGROUP Corp.	5,400	(b,d)	282,798
Assisted Living Concepts, Inc., Class A	4,700	(b)	154,724
Healthspring, Inc.	3,576	(b)	108,675
Kindred Healthcare, Inc.	1,849	(b)	34,595
Magellan Health Services, Inc.	8,190	(b)	396,478
Triple-S Management Corp., Series B	9,722	(b,c,d)	179,468
Universal American Corp.	24,458		493,806

Total			1,650,544

Hotels, Restaurants & Leisure (1.0%)
Domino’s Pizza, Inc.	7,400	(b,d)	121,360
Multimedia Games, Inc.	15,000	(b)	79,950
Red Robin Gourmet Burgers, Inc.	2,048	(b,d)	42,271
Ruby Tuesday, Inc.	14,500	(b,d)	195,460

Total			439,041

Household Durables (0.4%)
American Greetings Corp., Class A	5,190	(d)	112,779
Libbey, Inc.	4,200	(b,d)	64,134

Total			176,913

Household Products (0.1%)
Oil-Dri Corp. of America	3,000		57,240

Industrial Conglomerates (1.2%)
Seaboard Corp.	195	(d)	390,390
Standex International Corp.	3,661	(d)	122,094

Total			512,484

Insurance (6.2%)
American Equity Investment Life Holding Co.	24,700	(d)	313,196
CNA Surety Corp.	2,351	(b)	56,495
FBL Financial Group, Inc., Class A	5,700		158,517
Horace Mann Educators Corp.	21,998		380,125
Meadowbrook Insurance Group, Inc.	38,641		366,703

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT  13

Portfolio of Investments (continued)

Common Stocks (continued)
Issuer	Shares		Value(a)

Insurance (cont.)
Montpelier Re Holdings Ltd.	16,466	(c,d)	$326,850
National Financial Partners Corp.	18,883	(b)	239,436
Platinum Underwriters Holdings Ltd.	2,744	(c,d)	121,285
ProAssurance Corp.	10,573	(b,d)	620,318
Tower Group, Inc.	5,000	(d)	130,200

Total			2,713,125

Internet Software & Services (0.1%)
j2 Global Communications, Inc.	2,300	(b,d)	63,480

IT Services (1.9%)
CSG Systems International, Inc.	11,904	(b)	231,533
Global Cash Access Holdings, Inc.	30,100	(b)	91,805
TeleTech Holdings, Inc.	23,400	(b)	500,994

Total			824,332

Leisure Equipment & Products (1.5%)
Arctic Cat, Inc.	20,400	(b)	326,808
Jakks Pacific, Inc.	17,647	(b,d)	305,117

Total			631,925

Machinery (1.4%)
Briggs & Stratton Corp.	9,900	(d)	197,703
LB Foster Co., Class A	3,937	(b,d)	156,496
Mueller Industries, Inc.	3,687		120,565
Robbins & Myers, Inc.	3,168	(d)	131,567

Total			606,331

Marine (0.2%)
Genco Shipping & Trading Ltd.	397	(b)	4,589
International Shipholding Corp.	3,567	(d)	89,389

Total			93,978

Media (0.9%)
EW Scripps Co., Class A	19,440	(b)	176,515
Mediacom Communications Corp., Class A	9,200	(b)	80,638
Sinclair Broadcast Group, Inc., Class A	16,800		147,336

Total			404,489

Metals & Mining (0.5%)
AM Castle & Co.	2,329	(b)	36,542
Brush Engineered Materials, Inc.	2,775	(b)	97,070
Hecla Mining Co.	9,200	(b)	82,800

Total			216,412

Multiline Retail (1.0%)
Dillard’s, Inc., Class A	10,567	(d)	419,721

Multi-Utilities (1.0%)
Avista Corp.	18,900	(d)	428,085

Oil, Gas & Consumable Fuels (6.5%)
Clayton Williams Energy, Inc.	1,215	(b)	107,710
Cloud Peak Energy, Inc.	20,894	(b,d)	475,756
CVR Energy, Inc.	2,700	(b,d)	46,764
Green Plains Renewable Energy, Inc.	7,000	(b)	78,050
International Coal Group, Inc.	16,800	(b,d)	155,400
James River Coal Co.	8,100	(b,d)	182,129
Patriot Coal Corp.	11,004	(b,d)	287,975
Penn Virginia Corp.	1,858	(d)	32,292
Petroleum Development Corp.	9,896	(b,d)	450,367
REX American Resources Corp.	900	(b)	13,554
Swift Energy Co.	1,083	(b)	46,201
Vaalco Energy, Inc.	20,600	(b,d)	149,968
W&T Offshore, Inc.	8,800		179,080
Western Refining, Inc.	4,000	(b,d)	48,720
World Fuel Services Corp.	15,700	(d)	589,377

Total			2,843,343

See accompanying Notes to Portfolio of Investments.

14  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT

Common Stocks (continued)
Issuer	Shares		Value(a)

Paper & Forest Products (1.4%)
Clearwater Paper Corp.	3,637	(b,d)	$287,615
KapStone Paper and Packaging Corp.	13,844	(b,d)	235,763
PH Glatfelter Co.	5,946	(d)	71,530

Total			594,908

Personal Products (0.2%)
Revlon, Inc., Class A	7,600	(b)	74,024

Pharmaceuticals (1.1%)
Cornerstone Therapeutics, Inc.	4,700	(b,d)	27,354
Medicis Pharmaceutical Corp., Class A	2,991		76,061
Par Pharmaceutical Companies, Inc.	9,380	(b)	335,054
Viropharma, Inc.	1,400	(b)	22,960

Total			461,429

Real Estate Investment Trusts (REITs) (14.5%)
American Capital Agency Corp.	18,518		531,281
Anworth Mortgage Asset Corp.	14,439		99,196
Ashford Hospitality Trust, Inc.	20,900	(b)	203,775
Associated Estates Realty Corp.	5,084		75,294
Capstead Mortgage Corp.	8,934		113,551
CBL & Associates Properties, Inc.	27,200	(d)	464,032
Chesapeake Lodging Trust	3,700		67,710
Colonial Properties Trust	29,800	(d)	571,863
Cypress Sharpridge Investments, Inc.	2,677	(d)	34,935
Extra Space Storage, Inc.	10,397	(d)	199,934
Glimcher Realty Trust	28,800	(d)	253,728
Hatteras Financial Corp.	11,402	(d)	325,869
Home Properties, Inc.	600		33,408
LaSalle Hotel Properties	7,700	(d)	213,829
Lexington Realty Trust	48,300		409,101
MFA Financial, Inc.	51,191		418,230
Mid-America Apartment Communities, Inc.	2,400		153,000
Omega Healthcare Investors, Inc.	8,798	(d)	196,019
One Liberty Properties, Inc.	16,600	(d)	268,588
Pennsylvania Real Estate Investment Trust	20,600	(d)	281,396
PS Business Parks, Inc.	1,300		75,673
Resource Capital Corp.	44,700	(d)	318,711
Sovran Self Storage, Inc.	1,588	(d)	61,043
Strategic Hotels & Resorts, Inc.	3,800	(b)	20,938
Sun Communities, Inc.	14,517	(d)	480,803
Tanger Factory Outlet Centers	6,600	(d)	172,326
U-Store-It Trust	26,300		254,058

Total			6,298,291

Road & Rail (1.3%)
Amerco, Inc.	1,700	(b,d)	154,717
Werner Enterprises, Inc.	16,200	(d)	399,330

Total			554,047

Semiconductors & Semiconductor Equipment (1.8%)
Alpha & Omega Semiconductor Ltd.	6,200	(b)	87,668
Cabot Microelectronics Corp.	8,100	(b,d)	365,391
Entegris, Inc.	28,100	(b)	214,965
Photronics, Inc.	18,100	(b,d)	119,279

Total			787,303

Software (1.0%)
Fair Isaac Corp.	16,300	(d)	413,694

Specialty Retail (3.5%)
Build-A-Bear Workshop, Inc.	5,976	(b)	45,776
Cabela’s, Inc.	1,602	(b)	39,890
Collective Brands, Inc.	1,500	(b,d)	30,540
Rent-A-Center, Inc.	22,173	(d)	659,425
Sally Beauty Holdings, Inc.	12,200	(b)	160,552
Shoe Carnival, Inc.	3,413	(b)	84,472
The Childrens Place Retail Stores, Inc.	2,300	(b,d)	96,347

See accompanying Notes to Portfolio of Investments.

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT  15

Portfolio of Investments (continued)

Common Stocks (continued)
Issuer	Shares		Value(a)

Specialty Retail (cont.)
The Finish Line, Inc., Class A	12,734		$195,976
The Men’s Wearhouse, Inc.	8,049	(d)	210,964

Total			1,523,942

Textiles, Apparel & Luxury Goods (0.5%)
Perry Ellis International, Inc.	600	(b,d)	16,890
Quiksilver, Inc.	31,317	(b)	139,987
The Jones Group, Inc.	3,371		42,778

Total			199,655

Thrifts & Mortgage Finance (1.4%)
BankFinancial Corp.	5,800	(d)	52,896
Federal Agricultural Mortgage Corp., Class C	9,300		143,592
Flushing Financial Corp.	15,300	(d)	218,025
NASB Financial, Inc.	1,900	(d)	28,519
Northwest Bancshares, Inc.	2,581		30,236
Provident Financial Services, Inc.	6,600	(d)	96,690
Radian Group, Inc.	2,800	(d)	20,104

Total			590,062

Tobacco (0.7%)
Universal Corp.	7,684	(d)	291,147

Trading Companies & Distributors (1.8%)
Aircastle Ltd.	11,700		124,254
H&E Equipment Services, Inc.	4,714	(b,d)	54,777
TAL International Group, Inc.	2,000		62,460
United Rentals, Inc.	19,525	(b,d)	520,341

Total			761,832

Wireless Telecommunication Services (0.5%)
USA Mobility, Inc.	13,500		230,580

Total Common Stocks
(Cost: $34,211,385)			$42,004,226

Money Market Fund (2.8%)
	Shares		Value(a)

Columbia Short-Term Cash Fund, 0.218%	1,203,314	(f)	$1,203,314

Total Money Market Fund
(Cost: $1,203,314)			$1,203,314

Investments of Cash Collateral Received for Securities on Loan (24.0%)
	Effective	Principal
Issuer	yield	amount	Value(a)

Repurchase Agreements(e)
Deutsche Bank AG dated 01-31-11, matures 02-01-11, repurchase price
$5,395,279	0.220%	$5,395,246	$5,395,246
Mizuho Securities USA, Inc. dated 01-31-11, matures 02-01-11, repurchase price
$5,000,035	0.250	5,000,000	5,000,000

Total			10,395,246

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $10,395,246)			$10,395,246

Total Investments in Securities
(Cost: $45,809,945)(g)			$53,602,786

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

16  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT

Investments in Derivatives

At Jan. 31, 2011, $72,000 was held in a margin deposit account as collateral to cover initial margin requirements on open stock index futures contracts.

Futures Contracts Outstanding at Jan. 31, 2011

	Number of
	contracts	Notional	Expiration	Unrealized	Unrealized
Contract description	long (short)	market value	date	appreciation	depreciation
Russell 2000 Mini Index	16	$1,248,320	March 2011	$—	$(9,919)

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Jan. 31, 2011, the value of foreign securities, excluding short-term securities, represented 2.06% of net assets.

(d)	At Jan. 31, 2011, security was partially or fully on loan. See Note 7 to the financial statements.

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

Deutsche Bank AG (0.220%)
Security description	Value(a)
Ginnie Mae I Pool	$2,042,707
Ginnie Mae II Pool	3,460,444

Total market value of collateral securities	$5,503,151

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT  17

Portfolio of Investments (continued)

Notes to Portfolio of Investments (continued)

Mizuho Securities USA, Inc. (0.250%)
Security description	Value(a)
Fannie Mae Grantor Trust	$9,609
Fannie Mae Pool	1,058,594
Fannie Mae REMICS	810,889
Fannie Mae Whole Loan	43,185
FHLMC Structured Pass Through Securities	37,365
Freddie Mac Gold Pool	239,026
Freddie Mac Non Gold Pool	23,360
Freddie Mac REMICS	333,874
Ginnie Mae I Pool	2,026,605
Ginnie Mae II Pool	3,658
Government National Mortgage Association	513,835

Total market value of collateral securities	$5,100,000

(f)	Affiliated Money Market Fund — See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at Jan. 31, 2011.

(g)	At Jan. 31, 2011, the cost of securities for federal income tax purposes was approximately $45,810,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$8,383,000
Unrealized depreciation	(590,000)

Net unrealized appreciation	$7,793,000

18  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities.

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT  19

Portfolio of Investments (continued)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2011:

	Fair value at Jan. 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total
Equity Securities
Common Stocks	$42,004,226	$—	$—	$42,004,226

Total Equity Securities	42,004,226	—	—	42,004,226

Other
Affiliated Money Market Fund(c)	1,203,314	—	—	1,203,314
Investments of Cash Collateral Received for Securities on Loan	—	10,395,246	—	10,395,246

Total Other	1,203,314	10,395,246	—	11,598,560

Investments in Securities	43,207,540	10,395,246	—	53,602,786
Derivatives(d)
Liabilities
Futures Contracts	(9,919)	—	—	(9,919)

Total	$43,197,621	$10,395,246	$—	$53,592,867

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Jan. 31, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

20  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT

How to find information about the Fund’s quarterly portfolio holdings

(i)	The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii)	The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov;

(iii)	The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv)	The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.345.6611.

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT  21

Statement of Assets and Liabilities
Jan. 31, 2011 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers* (identified cost $34,211,385)	$42,004,226
Affiliated money market fund (identified cost $1,203,314)	1,203,314
Investments of cash collateral received for securities on loan
Repurchase agreements (identified cost $10,395,246)	10,395,246

Total investments in securities (identified cost $45,809,945)	53,602,786
Receivable from Investment Manager	711
Capital shares receivable	242
Dividends and accrued interest receivable	17,524
Variation margin receivable on futures contracts	8,640
Margin deposits on futures contracts	72,000

Total assets	53,701,903

Liabilities
Capital shares payable	10,471
Payable upon return of securities loaned	10,395,246
Accrued investment management services fees	3,006
Accrued distribution fees	104
Accrued transfer agency fees	176
Accrued administrative services fees	283
Other accrued expenses	45,057

Total liabilities	10,454,343

Net assets applicable to outstanding capital stock	$43,247,560

Represented by
Capital stock — $.01 par value	$46,838
Additional paid-in capital	39,978,015
Undistributed net investment income	275,505
Accumulated net realized gain (loss)	(4,835,720)
Unrealized appreciation (depreciation) on investments	7,782,922

Total — representing net assets applicable to outstanding capital stock	$43,247,560

*Value of securities on loan	$10,192,963

Net asset value per share
	Net assets	Shares outstanding	Net asset value per share
Class A	$3,925,949	425,086	$9.24	(1)
Class B	$146,974	16,100	$9.13
Class C	$147,076	16,203	$9.08
Class I	$39,023,363	4,225,919	$9.23
Class R	$4,198	455	$9.23

(1)	The maximum offering price per share for Class A is $9.80. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

22  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT

Statement of Operations
Six months ended Jan. 31, 2011 (Unaudited)

Investment income
Income:
Dividends	$622,874
Income distributions from affiliated money market fund	706
Income from securities lending — net	8,741
Foreign taxes withheld	(11)

Total income	632,310

Expenses:
Investment management services fees	172,063
Distribution fees
Class A	4,584
Class B	677
Class C	658
Class R	10
Class R3	5
Transfer agency fees
Class A	3,582
Class B	136
Class C	128
Class R	3
Class R3	7
Administrative services fees	17,304
Plan administration services fees
Class R	1
Class R3	5
Class R4	1
Compensation of board members	520
Custodian fees	6,070
Printing and postage	16,650
Registration fees	49,916
Professional fees	12,243
Other	1,679

Total expenses	286,242
Expenses waived/reimbursed by the Investment Manager and its affiliates	(67,748)

Total net expenses	218,494

Investment income (loss) — net	413,816

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT  23

Statement of Operations (continued)
Six months ended Jan. 31, 2011 (Unaudited)

Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Security transactions	$1,503,276
Futures contracts	248,653

Net realized gain (loss) on investments	1,751,929
Net change in unrealized appreciation (depreciation) on investments	4,370,427

Net gain (loss) on investments	6,122,356

Net increase (decrease) in net assets resulting from operations	$6,536,172

The accompanying Notes to Financial Statements are an integral part of this statement.

24  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT

Statements of Changes in Net Assets

	Six months ended
	Jan. 31, 2011	Year ended
	(Unaudited)	July 31, 2010
Operations and distributions
Investment income (loss) — net	$413,816	$467,619
Net realized gain (loss) on investments	1,751,929	8,383,241
Net change in unrealized appreciation (depreciation) on investments	4,370,427	(169,568)

Net increase (decrease) in net assets resulting from operations	6,536,172	8,681,292

Distributions to shareholders from:
Net investment income
Class A	(39,924)	(74,218)
Class B	(57)	—
Class C	(827)	(52)
Class I	(559,203)	(324,851)
Class R	(38)	(10)
Class R3	—	(25)
Class R4	—	(52)
Class R5	—	(31)

Total distributions	(600,049)	(399,239)

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT  25

Statements of Changes in Net Assets (continued)

	Six months ended
	Jan. 31, 2011	Year ended
	(Unaudited)	July 31, 2010
Capital share transactions
Proceeds from sales
Class A shares	$271,158	$422,161
Class B shares	10,596	2,214
Class C shares	10,576	34,489
Class I shares	3,362,550	22,147,944
Class R3 shares	120	674
Reinvestment of distributions at net asset value
Class A shares	38,700	26,528
Class B shares	54	—
Class C shares	774	47
Class I shares	559,060	324,780
Class R3 shares	—	7
Conversions from Class B to Class A
Class A shares	—	28,004
Class B shares	—	(28,004)
Payments for redemptions
Class A shares	(436,532)	(9,055,896)
Class B shares	(25,576)	(135,187)
Class C shares	(5,218)	(4,551)
Class I shares	(17,903,319)	(23,989,375)
Class R3 shares	(6,167)	—
Class R4 shares	(7,418)	—
Class R5 shares	(3,380)	—

Increase (decrease) in net assets from capital share transactions	(14,134,022)	(10,226,165)

Total increase (decrease) in net assets	(8,197,899)	(1,944,112)
Net assets at beginning of period	51,445,459	53,389,571

Net assets at end of period	$43,247,560	$51,445,459

Undistributed net investment income	$275,505	$461,738

The accompanying Notes to Financial Statements are an integral part of this statement.

26  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2007 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months
Class A	ended Jan. 31,		Year ended July 31,
Per share data	2011		2010	2009	2008	2007	2006(a)
	(Unaudited)
Net asset value, beginning of period	$7.89		$6.71	$8.76	$10.00	$9.77	$10.22

Income from investment operations:
Net investment income (loss)	.06		.04	.04	.04	.14	.02
Net gains (losses) (both realized and unrealized)	1.39		1.19	(2.07)	(1.01)	.29	(.47)

Total from investment operations	1.45		1.23	(2.03)	(.97)	.43	(.45)

Less distributions:
Dividends from net investment income	(.10)		(.05)	(.02)	(.05)	(.01)	—
Distributions from realized gains	—		—	—	(.22)	(.19)	—

Total distributions	(.10)		(.05)	(.02)	(.27)	(.20)	—

Net asset value, end of period	$9.24		$7.89	$6.71	$8.76	$10.00	$9.77

Total return	18.33%		18.33%	(23.18% )	(9.67% )	4.29%	(4.40%	)

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	1.73%	(c)	1.39%	1.60%	1.54%	1.73%	3.27%	(c)

Net expenses after expense waiver/reimbursement(d)	1.40%	(c)	1.29%	1.42%	1.24%	1.35%	1.40%	(c)

Net investment income (loss)	1.51%	(c)	.60%	.61%	.44%	1.30%	.55%	(c)

Supplemental data
Net assets, end of period (in millions)	$4		$3	$11	$13	$14	$11

Portfolio turnover rate	32%		114%	98%	87%	127%	40%

See accompanying Notes to Financial Highlights.

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT  27

Financial Highlights (continued)

	Six months
Class B	ended Jan. 31,		Year ended July 31,
Per share data	2011		2010		2009	2008	2007	2006(a)
	(Unaudited)
Net asset value, beginning of period	$7.75		$6.60		$8.65	$9.90	$9.73	$10.22

Income from investment operations:
Net investment income (loss)	.03		(.01)		(.01)	(.02)	.05	—
Net gains (losses) (both realized and unrealized)	1.35		1.16		(2.04)	(1.01)	.31	(.49)

Total from investment operations	1.38		1.15		(2.05)	(1.03)	.36	(.49)

Less distributions:
Dividends from net investment income	(.00	)(e)	—		—	—	—	—
Distributions from realized gains	—		—		—	(.22)	(.19)	—

Total distributions	(.00	)(e)	—		—	(.22)	(.19)	—

Net asset value, end of period	$9.13		$7.75		$6.60	$8.65	$9.90	$9.73

Total return	17.85%		17.42%		(23.70% )	(10.47% )	3.51%	(4.79%	)

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	2.48%	(c)	2.20%		2.37%	2.29%	2.38%	4.05%	(c)

Net expenses after expense waiver/reimbursement(d)	2.15%	(c)	2.09%		2.18%	2.00%	2.11%	2.18%	(c)

Net investment income (loss)	.73%	(c)	(.18%	)	(.14% )	(.27% )	.49%	(.17%	)(c)

Supplemental data
Net assets, end of period (in millions)	$—		$—		$—	$—	$1	$—

Portfolio turnover rate	32%		114%		98%	87%	127%	40%

See accompanying Notes to Financial Highlights.

28  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT

	Six months
Class C	ended Jan. 31,		Year ended July 31,
Per share data	2011		2010		2009	2008		2007	2006(a)
	(Unaudited)
Net asset value, beginning of period	$7.75		$6.60		$8.65	$9.90		$9.73	$10.22

Income from investment operations:
Net investment income (loss)	.03		(.01)		(.01)	(.03)		.05	—
Net gains (losses) (both realized and unrealized)	1.35		1.16		(2.04)	(1.00)		.31	(.49)

Total from investment operations	1.38		1.15		(2.05)	(1.03)		.36	(.49)

Less distributions:
Dividends from net investment income	(.05)		(.00	)(e)	—	(.00	)(e)	—	—
Distributions from realized gains	—		—		—	(.22)		(.19)	—

Total distributions	(.05)		(.00	)(e)	—	(.22)		(.19)	—

Net asset value, end of period	$9.08		$7.75		$6.60	$8.65		$9.90	$9.73

Total return	17.85%		17.49%		(23.70% )	(10.43%	)	3.51%	(4.79%	)

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	2.49%	(c)	2.23%		2.36%	2.29%		2.47%	4.05%	(c)

Net expenses after expense waiver/reimbursement(d)	2.15%	(c)	2.10%		2.17%	2.00%		2.11%	2.18%	(c)

Net investment income (loss)	.75%	(c)	(.16%	)	(.13% )	(.29%	)	.43%	(.22%	)(c)

Supplemental data
Net assets, end of period (in millions)	$—		$—		$—	$—		$—	$—

Portfolio turnover rate	32%		114%		98%	87%		127%	40%

See accompanying Notes to Financial Highlights.

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT  29

Financial Highlights (continued)

	Six months
Class I	ended Jan. 31,		Year ended July 31,
Per share data	2011		2010	2009	2008	2007	2006(a)
	(Unaudited)
Net asset value, beginning of period	$7.92		$6.73	$8.78	$10.03	$9.78	$10.22

Income from investment operations:
Net investment income (loss)	.08		.07	.06	.07	.15	.03
Net gains (losses) (both realized and unrealized)	1.37		1.19	(2.07)	(1.02)	.32	(.47)

Total from investment operations	1.45		1.26	(2.01)	(.95)	.47	(.44)

Less distributions:
Dividends from net investment income	(.14)		(.07)	(.04)	(.08)	(.03)	—
Distributions from realized gains	—		—	—	(.22)	(.19)	—

Total distributions	(.14)		(.07)	(.04)	(.30)	(.22)	—

Net asset value, end of period	$9.23		$7.92	$6.73	$8.78	$10.03	$9.78

Total return	18.36%		18.78%	(22.83% )	(9.46% )	4.69%	(4.31%	)

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	1.28%	(c)	1.05%	1.22%	1.22%	1.19%	3.00%	(c)

Net expenses after expense waiver/reimbursement(d)	.97%	(c)	.93%	1.04%	.92%	1.05%	1.13%	(c)

Net investment income (loss)	1.96%	(c)	.99%	.98%	.79%	1.43%	.91%	(c)

Supplemental data
Net assets, end of period (in millions)	$39		$48	$42	$23	$25	$3

Portfolio turnover rate	32%		114%	98%	87%	127%	40%

See accompanying Notes to Financial Highlights.

30  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT

	Six months
Class R	ended Jan. 31,		Year ended July 31,
Per share data	2011		2010	2009		2008	2007(f)
	(Unaudited)
Net asset value, beginning of period	$7.88		$6.71	$8.75		$9.97	$10.99

Income from investment operations:
Net investment income (loss)	.05		.02	.02		.02	.06
Net gains (losses) (both realized and unrealized)	1.38		1.17	(2.06)		(1.00)	(.86)

Total from investment operations	1.43		1.19	(2.04)		(.98)	(.80)

Less distributions:
Dividends from net investment income	(.08)		(.02)	(.00	)(e)	(.02)	(.03)
Distributions from realized gains	—		—	—		(.22)	(.19)

Total distributions	(.08)		(.02)	(.00	)(e)	(.24)	(.22)

Net asset value, end of period	$9.23		$7.88	$6.71		$8.75	$9.97

Total return	18.20%		17.78%	(23.28%	)	(9.82% )	(7.40% )

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	1.99%	(c)	1.80%	2.04%		2.03%	1.85% (c)

Net expenses after expense waiver/reimbursement(d)	1.65%	(c)	1.71%	1.71%		1.46%	1.80% (c)

Net investment income (loss)	1.26%	(c)	.22%	.31%		.23%	.77% (c)

Supplemental data
Net assets, end of period (in millions)	$—		$—	$—		$—	$—

Portfolio turnover rate	32%		114%	98%		87%	127%

Notes to Financial Highlights

(a)	For the period from Feb. 16, 2006 (when shares became available) to July 31, 2006.
(b)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c)	Annualized.
(d)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(e)	Rounds to less than $0.01 per share.
(f)	For the period from Dec. 11, 2006 (when shares became available) to July 31, 2007.

The accompanying Notes to Financial Statements are an integral part of this statement.

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT  31

Notes to Financial Statements
(Unaudited as of Jan. 31, 2011)

1.	ORGANIZATION

RiverSource Disciplined Small Cap Value Fund (the Fund) is a series of RiverSource Dimensions Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation’s Board of Directors (the Board).

The Fund offers Class A, Class B, Class C, Class I and Class R shares.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are available to qualifying institutional investors.

At Dec. 16, 2010, all Class R3 shares were liquidated. On this date Columbia Management Investment Advisers, LLC (the Investment Manager) owned 100% of the shares.

At Aug. 27, 2010, all Class R4 and Class R5 shares were liquidated. On this date the Investment Manager owned 100% of the shares.

At Jan. 31, 2011, the Investment Manager and affiliated funds-of-funds owned 100% of Class I shares, and the Investment Manager owned 100% of Class R

32  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT

shares. At Jan. 31, 2011, the Investment Manager and affiliated funds-of-funds owned approximately 90% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of estimates
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The policy adopted by the Board generally contemplates the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. In those situations, foreign securities will be fair

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT  33

Notes to Financial Statements (continued)

valued pursuant to the policy adopted by the Board, including utilizing a third party pricing service to determine these fair values. This policy takes into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded.

Foreign currency translations
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

Repurchase Agreements
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

34  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT

Guarantees and indemnifications
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Federal taxes
The Fund’s policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

Foreign capital gains taxes
Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are normally distributed along with the income dividend.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3.	DERIVATIVE INSTRUMENTS

The Fund invests in certain derivative instruments as detailed below to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets,

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT  35

Notes to Financial Statements (continued)

to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities.

The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net fair value of all derivatives entered into pursuant to the contract between the Fund and such counterparty. If the net fair value of such derivatives between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty (as the case may be) is required to post cash and/or securities as collateral. Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Fund or any counterparty.

Futures contracts
Futures contracts represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts traded on U.S. and foreign exchanges to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. Upon entering into futures contracts, the Fund bears risks which may include interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

36  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT

Effects of derivative transactions on the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund’s operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Fair values of derivative instruments at Jan. 31, 2011

	Liability derivatives
	Statement of Assets
Risk exposure category	and Liabilities location	Fair value
Equity contracts	Net assets — unrealized depreciation on investments	$9,919	*

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Effect of derivative instruments in the Statement of Operations for the six months ended Jan. 31, 2011

Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures
Equity contracts	$248,653

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures
Equity contracts	$(38,381)

Volume of derivative activity
Futures
The gross notional amount of long contracts outstanding was approximately $1.2 million at Jan. 31, 2011. The monthly average gross notional amount for these contracts was $700,000 for the six months ended Jan. 31, 2011. The fair value of such contracts at Jan. 31, 2011 is set forth in the table above.

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT  37

Notes to Financial Statements (continued)

4.	EXPENSES AND SALES CHARGES

Investment management services fees
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.85% to 0.725% as the Fund’s net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Small-Cap Value Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $11,790 for the six months ended Jan. 31, 2011. The management fee for the six months ended Jan. 31, 2011 was 0.80% of the Fund’s average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

Administrative services fees
Under an Administrative Services Agreement, the Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The fee for the six months ended Jan. 31, 2011 was 0.08% of the Fund’s average daily net assets. Prior to Jan. 1, 2011, Ameriprise Financial, Inc. served as the Fund Administrator. Since Jan. 1, 2011, Columbia Management Investment Advisers, LLC has served as the Fund Administrator.

Other fees
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Jan. 31, 2011, other expenses paid to this company were $83.

Compensation of board members
Under a Deferred Compensation Plan (the Plan), the board members who are not “interested persons” of the Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or certain other funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for

38  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT

market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer agency fees
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (the Transfer Agent) is responsible for providing transfer agency services to the Fund.

Prior to Sept. 7, 2010, the Transfer Agent received annual account-based service fees from Class A, Class B and Class C shares that varied by class and annual asset-based service fees based on the Fund’s average daily net assets attributable to Class R shares. In addition, the Transfer Agent charged an annual fee per inactive account and received reimbursement from the Fund for certain out-of-pocket expenses.

Under a new Transfer Agency Agreement effective Sept. 7, 2010, the Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Fund subject to an annual limitation (that varies by class) that is a percentage of the average aggregate value of the Fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses.

For the six months ended Jan. 31, 2011, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.19
Class R	0.15

Class I shares do not pay transfer agent fees.

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT  39

Notes to Financial Statements (continued)

Plan administration services fees
Prior to Sept. 7, 2010, under a Plan Administration Services Agreement with the Transfer Agent, the Fund paid an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class R shares for shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund paid a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $15,000 and $2,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Oct. 31, 2010, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales charges
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $1,318 for Class A for the six months ended Jan. 31, 2011.

Expenses waived/reimbursed by the Investment Manager and its affiliates
For the six months ended Jan. 31, 2011, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class A	1.40%
Class B	2.15
Class C	2.15
Class I	0.97
Class R	1.65

40  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT

The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A	$293
Class B	11
Class C	11

The management fees waived/reimbursed at the Fund level were $67,433.

Under an agreement which was effective until Sept. 30, 2010, the Investment Manager and its affiliates contractually agreed to waive certain fees and reimburse certain expenses such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, would not exceed the following percentage of the class’ average daily net assets:

Class A	1.49%
Class B	2.26
Class C	2.25
Class I	1.04
Class R	1.84

Effective Oct. 1, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until Sept. 30, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class’ average daily net assets:

Class A	1.43%
Class B	2.18
Class C	2.18
Class I	1.01
Class R	1.68

*	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5.	SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $13,502,275 and $27,899,370, respectively, for the six

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT  41

Notes to Financial Statements (continued)

months ended Jan. 31, 2011. Realized gains and losses are determined on an identified cost basis.

6.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated were as follows:

	Six months ended	Year ended
	Jan. 31, 2011	July 31, 2010
Class A
Sold	32,185	55,100
Converted from Class B*	—	3,549
Reinvested distributions	4,225	3,537
Redeemed	(52,588)	(1,223,853)

Net increase (decrease)	(16,178)	(1,161,667)

Class B
Sold	1,244	298
Converted to Class A*	—	(3,613)
Reinvested distributions	6	—
Redeemed	(3,426)	(17,917)

Net increase (decrease)	(2,176)	(21,232)

Class C
Sold	1,211	4,466
Reinvested distributions	86	6
Redeemed	(604)	(632)

Net increase (decrease)	693	3,840

Class I
Sold	367,960	2,898,254
Reinvested distributions	61,099	43,304
Redeemed	(2,226,390)	(3,203,531)

Net increase (decrease)	(1,797,331)	(261,973)

Class R3
Sold	15	89
Reinvested distributions	—	1
Redeemed	(687)	—

Net increase (decrease)	(672)	90

Class R4
Redeemed	(1,000)	—

Net increase (decrease)	(1,000)	—

42  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT

	Six months ended	Year ended
	Jan. 31, 2011	July 31, 2010
Class R5
Redeemed	(455)	—

Net increase (decrease)	(455)	—

*	Automatic conversion of Class B shares to Class A shares based on the original purchase date.

7.	LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At Jan. 31, 2011, securities valued at $10,192,963 were on loan, secured by cash collateral of $10,395,246 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any losses incurred by the Fund in connection with the securities lending program. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $8,741 earned from securities lending for the six months ended Jan. 31, 2011 is

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT  43

Notes to Financial Statements (continued)

included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8.	AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of certain funds managed by the Investment Manager and other institutional clients of the Investment Manager. The cost of the Fund’s purchases and proceeds from sales of shares of Columbia Short-Term Cash Fund aggregated $7,927,097 and $7,993,503, respectively, for the six months ended Jan. 31, 2011. The income distributions received with respect to the Fund’s investment in Columbia Short-Term Cash Fund can be found in the Statement of Operations and the Fund’s invested balance in Columbia Short-Term Cash Fund at Jan. 31, 2011, can be found in the Portfolio of Investments.

9.	BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 14, 2010, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent, to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender’s sole discretion. Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

Prior to Oct. 14, 2010, the credit facility agreement, which was a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permitted collective borrowings up to $300 million. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an

44  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT

upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six months ended Jan. 31, 2011.

10.	FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, passive foreign investment company (PFIC) holdings, re-characterization of real estate investment trust (REIT) distributions and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $6,228,634 at July 31, 2010, that if not offset by capital gains will expire in 2017.

For the year ended July 31, 2010, $559,116 of capital loss carry-over was utilized and/or expired unused. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

11.	SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund’s financial statements, other than as noted below.

In August 2010, the Board of Directors of RiverSource Disciplined Small Cap Value Fund approved a proposal to merge the Fund into Columbia Small Cap Value Fund I. The merger is expected to be a tax-free reorganization for U.S. federal income tax proposes. The proposal was approved at a special meeting of shareholders held on Feb. 15, 2011, and the merger is expected to take place before the end of the second quarter 2011.

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT  45

Notes to Financial Statements (continued)

12.	INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any

46  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT

violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT  47

Proxy Voting

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at www.sec.gov.

Results of Meeting of Shareholders

RiverSource Disciplined Small Cap Value Fund

Special Meeting of Shareholders held on Feb. 15, 2011
(Unaudited)

A brief description of the proposal(s) voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to the proposal(s) is(are) set forth below. A vote is based on total dollar interest in the Fund.

1.	To approve an Agreement and Plan of Reorganization between RiverSource Disciplined Small Cap Value Fund and Columbia Small Cap Value Fund I.

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
38,761,576.110	8,861.372	57,952.991	526,556.450

2. To elect directors to the Board.*

		Dollars Voted	Dollars Voted		Broker
		“For”	“Withhold”	Abstentions	Non-Votes
01.	Kathleen Blatz	172,540,916.625	1,805,668.426	0.000	0.000
02.	Edward J. Boudreau, Jr.	172,421,458.522	1,925,126.529	0.000	0.000
03.	Pamela G. Carlton	172,537,647.574	1,808,937.476	0.000	0.000
04.	William P. Carmichael	172,375,356.411	1,971,228.640	0.000	0.000
05.	Patricia M. Flynn	172,558,265.441	1,788,319.609	0.000	0.000
06.	William A. Hawkins	172,516,643.142	1,829,941.908	0.000	0.000
07.	R. Glenn Hilliard	172,507,303.555	1,839,281.495	0.000	0.000
08.	Stephen R. Lewis, Jr.	172,433,700.328	1,912,884.722	0.000	0.000
09.	John F. Maher	172,440,287.410	1,906,297.640	0.000	0.000
10.	John J. Nagorniak	172,506,543.954	1,840,041.097	0.000	0.000
11.	Catherine James Paglia	172,550,901.118	1,795,683.932	0.000	0.000

48  RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT

		Dollars Voted	Dollars Voted		Broker
		‘‘For”	‘‘Withhold”	Abstentions	Non-Votes
12.	Leroy C. Richie	172,429,087.220	1,917,497.830	0.000	0.000
13.	Anthony M. Santomero	172,450,088.164	1,896,496.886	0.000	0.000
14.	Minor M. Shaw	172,534,456.874	1,812,128.177	0.000	0.000
15.	Alison Taunton-Rigby	172,533,340.587	1,813,244.464	0.000	0.000
16.	William F. Truscott	172,461,237.858	1,885,347.192	0.000	0.000

3.	To approve the proposed amendment to the Articles of Incorporation of RiverSource Dimensions Series, Inc. to increase the maximum number of board members.*

Dollars Voted	Dollars Voted		Broker
“For”	“Against”	Abstentions	Non-Votes
169,693,198.939	2,708,444.978	1,944,932.284	8.850

*	All dollars of RiverSource Dimensions Series, Inc. are voted together as a single class for election of directors and amendments to the Articles of Incorporation.

RIVERSOURCE DISCIPLINED SMALL CAP VALUE FUND — 2011 SEMIANNUAL REPORT  49

RiverSource Disciplined Small Cap Value Fund
P.O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This report must be accompanied or preceded by the Fund’s current prospectus. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA and managed by Columbia Management Investment Advisers, LLC.
©2011 Columbia Management Investment Advisers, LLC. All rights reserved.	S-6509 F (4/11)

Item 2. Code of Ethics. Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants. Not applicable.
Item 6. Investments.
(a)	The registrant’s “Schedule 1 — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.
Item 11. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semi annual reports.
(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource Dimensions Series, Inc.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	March 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer

Date	March 23, 2011

By	/s/ Michael G. Clarke
Michael G. Clarke
Treasurer and Principal Financial Officer

Date	March 23, 2011